UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-07458

                                   Tweedy, Browne Fund Inc.

(Exact name of registrant as specified in charter)

One Station Place, 5th Floor

                                   Stamford, CT 06902

(Address of principal executive offices) (Zip code)

Elise M. Dolan

Tweedy, Browne Company LLC

One Station Place, 5th Floor

                                   Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:  203-703-0600

Date of fiscal year end:  March 31

Date of reporting period:  September 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

# Tweedy, Browne Fund INC.

THIS BOOKLET CONSISTS OF
TWO SEPARATE DOCUMENTS:

## Semi-Annual Report

TWEEDY, BROWNE GLOBAL VALUE FUND (TBGVX)
TWEEDY, BROWNE GLOBAL VALUE FUND II – CURRENCY UNHEDGED (TBCUX)
TWEEDY, BROWNE VALUE FUND (TWEBX)
TWEEDY, BROWNE WORLDWIDE HIGH DIVIDEND YIELD VALUE FUND (TBHDX)

September 30, 2020

Tweedy, Browne Global Value Fund

Tweedy, Browne Global Value Fund II – Currency Unhedged

Tweedy, Browne Value Fund

Tweedy, Browne Worldwide High Dividend Yield Value Fund

SEMI-ANNUAL REPORT

September 30, 2020

Expense Information (Unaudited)

A shareholder of the Global Value Fund, Global Value Fund II – Currency Unhedged, Value Fund or Worldwide High Dividend Yield Value Fund (collectively, the “Funds”) incurs two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. The Example below is intended to help a shareholder understand the ongoing costs (in U.S. dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of April 1, 2020 to September 30, 2020.

Actual Expenses. The first part of the table presented below, under the heading “Actual Expenses,” provides information about actual account values and actual expenses. The information in this line may be used with the amount a shareholder invested to estimate the expenses that were paid by the shareholder over the period. Simply divide the shareholder’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses paid during this period.

Hypothetical Example for Comparison Purposes. The second part of the table presented below, under the heading “Hypothetical Expenses,” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by the shareholder of the Funds for the period. This information may be used to compare the ongoing costs of investing in the Funds to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight a shareholder’s ongoing costs only. There are no transactional expenses associated with the purchase and sale of shares charged by any of the Funds, such as commissions, sales loads and/or redemption fees. Other mutual funds may have such transactional charges. Therefore, the second part of the table is useful in comparing ongoing costs only, and will not help a shareholder determine the relative total costs of owning different funds.

	Actual Expenses			Hypothetical Expenses (5% Return before Expenses)

	Beginning Account Value 4/1/20	Ending Account Value 9/30/20	Expenses Paid During Period* 4/1/20 – 9/30/20	Beginning Account Value 4/1/20	Ending Account Value 9/30/20	Expenses Paid During Period* 4/1/20 – 9/30/20	Annualized Expense Ratio
Global Value Fund	$1,000.00	$1,100.00	$7.26	$1,000.00	$1,018.15	$6.98	1.38%
Global Value Fund II – Currency Unhedged	$1,000.00	$1,138.70	$7.35	$1,000.00	$1,018.20	$6.93	1.37%
Value Fund	$1,000.00	$1,110.20	$7.30	$1,000.00	$1,018.15	$6.98	1.38%
Worldwide High Dividend Yield Value Fund	$1,000.00	$1,116.70	$7.32	$1,000.00	$1,018.15	$6.98	1.38%

*

Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (183), divided by 365 (to reflect the one-half year period).

Tweedy, Browne Global Value Fund

Portfolio of Investments

September 30, 2020 (Unaudited)

Shares		Value*

COMMON STOCKS—95.8%

	Canada—2.0%
89,692	E-L Financial Corp., Ltd.	$44,179,563
1,489,895	National Bank of Canada	73,772,529

		117,952,092

	China—2.3%
812,797	Baidu Inc., Sponsored ADR(a)	102,891,972
7,801,470	Shanghai Mechanical and Electrical Industry Co., Ltd., Class A	19,067,440
6,463,000	Shanghai Mechanical and Electrical Industry Co., Ltd., Class B	7,923,638

		129,883,050

	Czech Republic—0.0%(b)
2,800	Philip Morris CR a.s.	1,660,588

	France—13.3%
12,044,020	Bollore SA	45,025,430
865,012	Cie Generale des Etablissements Michelin	93,036,693
6,011,377	CNP Assurances(a)	75,285,841
1,996,733	Safran SA(a)	197,713,492
5,957,840	SCOR SE(a)	165,299,547
2,927,083	Tarkett SA(a)	39,473,075
4,310,260	Total SA	147,589,141

		763,423,219

	Germany—7.1%
1,300,155	BASF SE	79,250,040
1,747,030	Henkel AG & Co., KGaA	163,687,392
888,159	Krones AG	55,147,366
42,354	KSB SE & Co., KGaA	14,601,916
377,440	Muenchener Rueckversicherungs AG	95,868,175

		408,554,889

	Hong Kong—2.3%
7,165,000	CK Hutchison Holdings, Ltd.	43,082,452
26,265,000	Emperor Entertainment Hotel, Ltd.	3,863,497
5,639,882	Great Eagle Holdings, Ltd.	12,822,545
15,995,508	Hang Lung Group, Ltd.	36,366,561
1,308,600	Jardine Strategic Holdings, Ltd.	25,923,366
1,555,000	Kingboard Holdings Ltd.	5,116,452
59,000	Miramar Hotel & Investment	98,815
10,820,000	Tai Cheung Holdings, Ltd.	6,464,077

		133,737,765

	Italy—1.1%
4,499,311	SOL SpA	62,521,941

	Japan—4.3%
93,500	ADEKA Corp.	1,338,752
3,819,000	Astellas Pharma, Inc.	56,707,789
2,111,900	Ebara Corp.	56,895,022
1,001,300	Fuji Seal International, Inc.	19,194,825
57,600	Konishi Co., Ltd.	840,557
2,824,800	Kuraray Co., Ltd.	27,249,563
1,433,800	NGK Spark Plug Co., Ltd.	24,863,584
164,400	Nippon Kanzai Co., Ltd.	3,103,239
7,800	Okamoto Industries, Inc.	303,411
193,700	Shizuoka Gas Co., Ltd.	1,714,354

Shares		Value*

	Japan (continued)
2,568,000	Yamaha Motor Co., Ltd.	$37,036,824
1,801,700	Zeon Corp.	18,797,230

		248,045,150

	Mexico—1.1%
1,533,895	Coca-Cola FEMSA SA de CV, Sponsored ADR (c)	62,460,204

	Netherlands—5.4%
2,901,271	Heineken Holding NV	226,074,390
1,369,620	Unilever NV	82,713,311

		308,787,701

	Philippines—0.0%(b)
11,354,920	Alliance Global Group, Inc.(a)	1,639,531

	Singapore—5.1%
11,470,201	DBS Group Holdings, Ltd.	167,293,020
9,208,541	United Overseas Bank, Ltd.	128,370,475

		295,663,495

	South Korea—2.0%
293,099	Chokwang Paint, Ltd.	1,298,207
232,215	Dongsuh Companies Inc.	5,887,281
144,547	Hankook Technology Group Co., Ltd.	2,070,254
210,000	Hyundai Mobis Co., Ltd.	41,299,701
131,339	Kangnam Jevisco Co., Ltd.	1,718,244
815,800	LG Corp.	51,689,423
132,553	Samchully Co., Ltd.	8,874,647

		112,837,757

	Spain—0.1%
800,000	Mediaset España Comunicacion SA(a)	2,973,838

	Sweden—2.1%
661,300	Autoliv, Inc.	48,195,544
4,155,999	Trelleborg AB, Class B(a)	73,948,921

		122,144,465

	Switzerland—18.3%
218,165	Coltene Holding AG	16,550,858
3,145,174	Nestlé SA, Registered	374,305,660
80	Neue Zuercher Zeitung(a)	462,585
1,797,041	Novartis AG, Registered	156,301,003
68,178	Phoenix Mecano AG(d)	27,530,926
813,945	Roche Holding AG	279,199,746
429,703	TX Group AG	31,102,312
485,809	Zurich Insurance Group AG	169,577,084

		1,055,030,174

	Thailand—0.7%
14,171,579	Bangkok Bank Public Co., Ltd., NVDR	42,934,014

	United Kingdom—17.2%
12,053,675	Babcock International Group plc	39,020,054
18,154,406	BAE Systems plc	113,126,187
17,133,469	CNH Industrial NV(a)	133,568,608
7,801,388	Diageo plc	267,270,988
9,290,881	GlaxoSmithKline plc	174,404,458
4,000,000	HSBC Holdings plc	15,591,266
5,273,360	Inchcape plc(a)	30,037,652

SEE NOTES TO FINANCIAL STATEMENTS

Tweedy, Browne Global Value Fund

Portfolio of Investments

September 30, 2020 (Unaudited)

Shares		Value*

	United Kingdom (continued)
11,937,289	Johnson Service Group plc(a)	$13,889,362
17,304,144	Lookers plc(e)	4,697,897
5,000,000	Standard Chartered plc(a)	23,018,448
2,706,685	Unilever plc	167,122,953
16,292,379	Vertu Motors plc	5,518,485

		987,266,358

	United States—11.4%
75,488	Alphabet Inc., Class A(a)	110,635,213
75,695	Alphabet Inc., Class C(a)	111,241,372
14,503	American National Group, Inc.	979,388
1,306,916	Bank of New York Mellon Corp./The	44,879,495
433	Berkshire Hathaway Inc., Class A(a)	138,560,433
301	Berkshire Hathaway Inc., Class B(a)	64,095
3,113,533	Cisco Systems, Inc.	122,642,065
860,002	Johnson & Johnson	128,037,098

		657,039,159

TOTAL COMMON STOCKS (Cost $3,646,732,137)		5,514,555,390

PREFERRED STOCKS—0.6%

	Chile—0.4%
11,044,000	Embotelladora Andina SA, Class A	20,607,093

	Croatia—0.2%
166,388	Adris Grupa d.d.(a)	9,524,036

	Germany—0.0%(b)
103,830	Villeroy & Boch AG	1,381,932

TOTAL PREFERRED STOCKS (Cost $36,168,850)		31,513,061

Shares		Value*

REGISTERED INVESTMENT COMPANY—0.9%
52,629,486	Dreyfus Treasury Securities Cash Management–Institutional Shares 0.01%(f) (Cost $52,629,486)	$52,629,486

Face Value

U.S. TREASURY BILL—3.9%
$225,000,000	0.167%(g), due 10/15/2020(c) (Cost $224,985,563)	$224,985,563

INVESTMENTS IN SECURITIES (Cost $3,960,516,036)	101.2%	5,823,683,500

UNREALIZED DEPRECIATION ON FORWARD CONTRACTS (Net)	(1.8)	(106,273,860)

OTHER ASSETS AND LIABILITIES (Net)	0.6	37,675,323

NET ASSETS	100.0%	$5,755,084,963

*	See Note 2 in Notes to Financial Statements.
(a)	Non-income producing security.
(b)	Amount represents less than 0.1% of net assets.
(c)	All or a portion of this position has been segregated to cover certain open forward contracts. At September 30 2020, liquid assets totaling $212,450,579 have been segregated to cover such open forward contracts.
(d)	“Affiliated company” as defined by the Investment Company Act of 1940. See Note 4.
(e)	Investments determined using significant unobservable inputs (Level 3). The value of such security is $4,697,897 or 0.01% of net assets.
(f)	Rate disclosed is the 7-day yield at September 30, 2020.
(g)	Rate represents annualized yield at date of purchase.

Abbreviations:
ADR	—	American Depositary Receipt
NVDR	—	Non Voting Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

Tweedy, Browne Global Value Fund

Sector Diversification

September 30, 2020 (Unaudited)

Sector Diversification	Percentage of Net Assets

COMMON STOCKS:

Capital Goods	14.5%
Pharmaceuticals, Biotechnology & Life Sciences	13.8
Insurance	12.0
Beverage	9.7
Food	9.5
Banks	7.8
Household & Personal Products	4.3
Automobiles & Components	4.2
Internet Software & Services	3.8
Materials	3.8
Technology Hardware & Equipment	2.6
Energy	2.6
Software & Services	1.8
Commercial Services & Supplies	1.0
Real Estate	1.0
Diversified Financials	0.8
Transportation	0.8
Retailing	0.7
Media	0.6
Health Care Equipment & Services	0.3
Utilities	0.2
Consumer Services	0.0 *
Tobacco	0.0 *

Total Common Stocks	95.8
Preferred Stocks	0.6
Registered Investment Company	0.9
U.S. Treasury Bill	3.9
Unrealized Depreciation on Forward Contracts	(1.8)
Other Assets and Liabilities (Net)	0.6

Net Assets	100.0%

* Amount represents less than 0.1% of net assets.

Portfolio Composition

September 30, 2020 (Unaudited)

Schedule of Forward Exchange Contracts

September 30, 2020 (Unaudited)

Contracts		Counter- party	Settlement Date	Contract Value on Origination Date	Value 09/30/20*	Unrealized Appreciation (Depreciation)
FORWARD EXCHANGE CONTRACTS TO BUY(a)
2,500,000,000	Chilean Peso	JPM	12/21/20	$ 2,981,515	$ 3,176,054	$ 194,539
4,000,000,000	Japanese Yen	NTC	3/25/21	36,989,088	38,000,469	1,011,381
25,000,000	Swiss Franc	BNY	11/19/20	27,395,909	27,249,075	(146,834)

TOTAL				$ 67,366,512	$ 68,425,598	$1,059,086

FORWARD EXCHANGE CONTRACTS TO SELL(a)
34,000,000	Canadian Dollar	NTC	10/05/20	$(25,693,245)	$(25,454,264)	$238,981
60,000,000	Canadian Dollar	SSB	12/23/20	(45,701,159)	(44,938,054)	763,105
28,000,000	Canadian Dollar	BNY	5/3/21	(20,012,866)	(20,974,414)	(961,548)
45,000,000	Canadian Dollar	NTC	9/10/21	(34,250,485)	(33,706,906)	543,579
11,500,000,000	Chilean Peso	JPM	12/21/20	(15,125,608)	(14,609,850)	515,758
5,500,000,000	Chilean Peso	SSB	3/15/21	(6,561,288)	(6,991,567)	(430,279)
4,000,000,000	Chilean Peso	SSB	7/6/21	(4,882,813)	(5,086,681)	(203,868)
275,000,000	Chinese Yuan	SSB	11/27/20	(38,656,171)	(40,353,112)	(1,696,941)
150,000,000	Chinese Yuan	JPM	1/12/21	(21,388,849)	(21,945,524)	(556,675)
140,000,000	Chinese Yuan	JPM	5/24/21	(19,399,449)	(20,310,547)	(911,098)
200,000,000	Chinese Yuan	SSB	5/25/21	(27,763,703)	(29,013,245)	(1,249,542)
145,000,000	Chinese Yuan	SSB	7/6/21	(20,134,694)	(20,979,283)	(844,589)

SEE NOTES TO FINANCIAL STATEMENTS

Tweedy, Browne Global Value Fund

Schedule of Forward Exchange Contracts

September 30, 2020 (Unaudited)

Contracts		Counter- party	Settlement Date	Contract Value on Origination Date	Value 09/30/20*	Unrealized Appreciation (Depreciation)
FORWARD EXCHANGE CONTRACTS TO SELL(a) (continued)
46,000,000	European Union Euro	BNY	10/13/20	$(51,722,400)	$(53,956,453)	$(2,234,053)
80,000,000	European Union Euro	SSB	11/09/20	(91,416,000)	(93,889,661)	(2,473,661)
210,000,000	European Union Euro	SSB	11/19/20	(236,600,700)	(246,510,507)	(9,909,807)
100,000,000	European Union Euro	NTC	11/25/20	(113,100,000)	(117,400,288)	(4,300,288)
65,000,000	European Union Euro	SSB	11/25/20	(73,506,940)	(76,310,187)	(2,803,247)
30,000,000	European Union Euro	SSB	11/30/20	(33,810,780)	(35,223,670)	(1,412,890)
100,000,000	European Union Euro	SSB	4/6/21	(110,390,500)	(117,776,079)	(7,385,579)
60,000,000	European Union Euro	BNY	5/3/21	(65,572,200)	(70,707,299)	(5,135,099)
50,000,000	European Union Euro	NTC	5/14/21	(54,662,750)	(58,936,902)	(4,274,152)
75,000,000	European Union Euro	BNY	5/17/21	(82,074,750)	(88,411,144)	(6,336,394)
75,000,000	European Union Euro	BNY	6/14/21	(85,478,250)	(88,465,235)	(2,986,985)
40,000,000	Great Britain Pound Sterling	JPM	1/12/21	(52,913,000)	(51,751,620)	1,161,380
50,000,000	Great Britain Pound Sterling	SSB	6/14/21	(63,634,600)	(64,733,189)	(1,098,589)
80,000,000	Great Britain Pound Sterling	JPM	7/6/21	(99,234,160)	(103,584,065)	(4,349,905)
75,000,000	Great Britain Pound Sterling	NTC	7/22/21	(94,645,800)	(97,117,537)	(2,471,737)
85,000,000	Great Britain Pound Sterling	NTC	8/2/21	(110,194,850)	(110,072,368)	122,482
75,000,000	Great Britain Pound Sterling	NTC	9/7/21	(100,580,625)	(97,139,505)	3,441,120
68,000,000	Great Britain Pound Sterling	JPM	9/20/21	(87,830,840)	(88,078,662)	(247,822)
250,000,000	Hong Kong Dollar	SSB	4/19/21	(32,167,166)	(32,236,638)	(69,472)
300,000,000	Hong Kong Dollar	NTC	4/23/21	(38,590,669)	(38,683,650)	(92,981)
85,000,000	Hong Kong Dollar	NTC	6/4/21	(10,869,287)	(10,959,427)	(90,140)
200,000,000	Hong Kong Dollar	BNY	8/23/21	(25,762,904)	(25,782,672)	(19,768)
4,000,000,000	Japanese Yen	NTC	3/25/21	(36,726,899)	(38,000,469)	(1,273,570)
2,220,000,000	Japanese Yen	BNY	6/4/21	(20,951,302)	(21,112,508)	(161,206)
3,350,000,000	Japanese Yen	SSB	9/24/21	(30,601,991)	(31,912,728)	(1,310,737)
1,700,000,000	Japanese Yen	JPM	10/04/21	(16,093,959)	(16,197,256)	(103,297)
3,000,000,000	Japanese Yen	JPM	11/19/21	(28,240,610)	(28,609,263)	(368,653)
3,000,000,000	Japanese Yen	JPM	2/10/22	(28,304,611)	(28,656,059)	(351,448)
3,500,000,000	Japanese Yen	JPM	3/3/22	(33,325,938)	(33,445,911)	(119,973)
3,000,000,000	Japanese Yen	BNY	3/23/22	(28,865,583)	(28,679,232)	186,351
450,000,000	Mexican Peso	BNY	3/25/21	(17,608,518)	(19,967,983)	(2,359,465)
210,000,000	Mexican Peso	BNY	5/3/21	(8,191,446)	(9,275,405)	(1,083,959)
100,000,000	Mexican Peso	JPM	5/21/21	(3,982,477)	(4,407,487)	(425,010)
22,000,000	Singapore Dollar	SSB	10/05/20	(15,982,994)	(16,116,093)	(133,099)
50,000,000	Singapore Dollar	JPM	12/18/20	(37,017,843)	(36,631,214)	386,629
50,000,000	Singapore Dollar	SSB	1/4/21	(37,218,997)	(36,632,905)	586,092
12,000,000	Singapore Dollar	SSB	3/8/21	(8,663,009)	(8,793,611)	(130,602)
90,000,000	Singapore Dollar	JPM	5/14/21	(63,757,438)	(65,963,518)	(2,206,080)
85,000,000	Singapore Dollar	SSB	6/14/21	(61,260,422)	(62,303,364)	(1,042,942)
55,000,000	Singapore Dollar	JPM	6/25/21	(39,505,818)	(40,314,972)	(809,154)
54,000,000	Singapore Dollar	NTC	8/6/21	(39,273,013)	(39,585,835)	(312,822)
60,000,000,000	South Korean Won	SSB	3/8/21	(50,772,160)	(51,324,700)	(552,540)
14,400,000,000	South Korean Won	JPM	5/3/21	(11,881,188)	(12,321,556)	(440,368)
22,000,000,000	South Korean Won	JPM	8/23/21	(18,596,788)	(18,836,436)	(239,648)
66,500,000	Swedish Krona	BNY	3/4/21	(6,976,207)	(7,445,072)	(468,865)
120,000,000	Swedish Krona	SSB	4/19/21	(12,050,008)	(13,440,970)	(1,390,962)
160,000,000	Swedish Krona	SSB	8/19/21	(18,482,580)	(17,941,590)	540,990
140,000,000	Swedish Krona	BNY	9/10/21	(16,066,285)	(15,702,099)	364,186
80,000,000	Swiss Franc	BNY	11/19/20	(83,022,001)	(87,197,040)	(4,175,039)
100,000,000	Swiss Franc	BNY	11/25/20	(103,337,811)	(109,014,599)	(5,676,788)
80,000,000	Swiss Franc	JPM	11/25/20	(82,627,556)	(87,211,679)	(4,584,123)
130,000,000	Swiss Franc	SSB	11/30/20	(133,728,346)	(141,738,808)	(8,010,462)
110,000,000	Swiss Franc	JPM	12/23/20	(115,389,255)	(120,048,400)	(4,659,145)
30,000,000	Swiss Franc	JPM	1/12/21	(31,638,895)	(32,763,277)	(1,124,382)
30,000,000	Swiss Franc	NTC	3/8/21	(31,953,986)	(32,817,595)	(863,609)
80,000,000	Swiss Franc	NTC	4/6/21	(83,652,695)	(87,589,234)	(3,936,539)
60,000,000	Swiss Franc	NTC	5/3/21	(62,278,134)	(65,742,370)	(3,464,236)

SEE NOTES TO FINANCIAL STATEMENTS

Tweedy, Browne Global Value Fund

Schedule of Forward Exchange Contracts

September 30, 2020 (Unaudited)

Contracts		Counter- party	Settlement Date	Contract Value on Origination Date	Value 09/30/20*	Unrealized Appreciation (Depreciation)
FORWARD EXCHANGE CONTRACTS TO SELL(a) (continued)
450,000,000	Thai Baht	JPM	4/23/21	$(13,748,854)	$(14,196,224)	$(447,370)
420,000,000	Thai Baht	BNY	6/25/21	(13,470,173)	(13,248,010)	222,163
400,000,000	Thai Baht	JPM	6/28/21	(12,960,923)	(12,617,071)	343,852
200,000,000	Thai Baht	BNY	9/10/21	(6,331,118)	(6,307,530)	23,588

TOTAL				$(3,458,867,332)	$(3,566,200,278)	$(107,332,946)

Unrealized Depreciation on Forward Contracts (Net)						$(106,273,860)

* See Note 2 in Notes to Financial Statements.

(a) Primary risk exposure being hedged against is currency risk.

Counterparty Abbreviations:

BNY	—	The Bank of New York Mellon
JPM	—	JPMorgan Chase Bank NA
NTC	—	Northern Trust Company
SSB	—	State Street Bank and Trust Company

SEE NOTES TO FINANCIAL STATEMENTS

Tweedy, Browne Global Value Fund II – Currency Unhedged

Portfolio of Investments

September 30, 2020 (Unaudited)

Shares		Value*

COMMON STOCKS—91.8%

	Canada—0.5%
3,500	E-L Financial Corp., Ltd.	$1,723,994

	China—3.8%
53,005	Baidu Inc., Sponsored ADR(a)	6,709,903
4,580,000	Dali Foods Group Co., Ltd.	2,795,277
578,670	Shanghai Mechanical and Electrical Industry Co., Ltd., Class A	1,414,317
357,122	Shanghai Mechanical and Electrical Industry Co., Ltd., Class B	437,832
98,500	Wuliangye Yibin Co., Ltd., Class A	3,203,131

		14,560,460

	France—14.1%
1,312,420	Bollore SA	4,906,358
41,375	Cie Generale des Etablissements Michelin	4,450,104
455,670	CNP Assurances(a)	5,706,762
128,602	Safran SA(a)	12,733,976
382,960	SCOR SE(a)	10,625,179
517,117	Tarkett SA(a)	6,973,563
250,808	Total SA	8,588,006

		53,983,948

	Germany—6.8%
200,055	BASF SE	12,194,213
52,550	Henkel AG & Co., KGaA	4,923,655
89,671	Krones AG	5,567,831
13,543	Muenchener Rueckversicherungs AG	3,439,865

		26,125,564

	Hong Kong—3.5%
621,500	CK Hutchison Holdings, Ltd.	3,737,019
4,870,000	Emperor Entertainment Hotel, Ltd.	716,361
316,349	Great Eagle Holdings, Ltd.	719,235
734,000	Hang Lung Group, Ltd.	1,668,784
199,300	Jardine Strategic Holdings, Ltd.	3,948,133
485,000	Kingboard Holdings Ltd.	1,595,806
109,796	Miramar Hotel & Investment	183,891
1,580,000	Tai Cheung Holdings, Ltd.	943,923

		13,513,152

	Italy—0.2%
66,455	SOL SpA	923,451

	Japan—6.4%
166,700	ADEKA Corp.	2,386,845
388,600	Astellas Pharma, Inc.	5,770,266
110,200	Ebara Corp.	2,968,811
111,200	Fuji Seal International, Inc.	2,131,693
88,700	Konishi Co., Ltd.	1,294,400
216,400	Kuraray Co., Ltd.	2,087,513
83,600	NGK Spark Plug Co., Ltd.	1,449,711
31,900	Okamoto Industries, Inc.	1,240,875
67,300	Shizuoka Gas Co., Ltd.	595,643
156,900	Yamaha Motor Co., Ltd.	2,262,881
227,400	Zeon Corp.	2,372,476

		24,561,114

Shares		Value*

	Mexico—1.3%
120,800	Coca-Cola FEMSA SA de CV, Sponsored ADR	$4,918,976

	Netherlands—6.2%
71,375	Heineken Holding NV	5,561,721
37,400	Heineken NV	3,327,875
319,540	Royal Dutch Shell plc, Class A	4,038,606
179,337	Unilever NV	10,830,418

		23,758,620

	Philippines—0.3%
6,752,900	Alliance Global Group, Inc.(a)	975,047

	Singapore—3.5%
467,100	DBS Group Holdings, Ltd.	6,812,659
461,100	United Overseas Bank, Ltd.	6,427,905

		13,240,564

	South Korea—3.1%
133,873	Chokwang Paint, Ltd.	592,956
27,647	Dongsuh Companies Inc.	700,927
132,823	Hankook Technology Group Co., Ltd.	1,902,339
17,345	Hyundai Mobis Co., Ltd.	3,411,159
37,361	Kangnam Jevisco Co., Ltd.	488,776
60,800	LG Corp.	3,852,313
13,800	Samchully Co., Ltd.	923,933

		11,872,403

	Sweden—2.4%
38,380	Autoliv, Inc.	2,797,134
368,808	Trelleborg AB, Class B(a)	6,562,310

		9,359,444

	Switzerland—15.0%
17,047	Coltene Holding AG	1,293,253
135,665	Nestlé SA, Registered	16,145,427
115,594	Novartis AG, Registered	10,054,004
5,015	Phoenix Mecano AG	2,025,105
45,290	Roche Holding AG	15,535,394
25,789	TX Group AG	1,866,632
30,649	Zurich Insurance Group AG	10,698,377

		57,618,192

	Thailand—1.0%
1,220,100	Bangkok Bank Public Co., Ltd., NVDR	3,696,398

	United Kingdom—13.7%
830,013	Babcock International Group plc	2,686,911
1,165,123	BAE Systems plc	7,260,272
1,502,960	CNH Industrial NV(a)	11,716,733
352,603	Diageo plc	12,079,972
193,775	GlaxoSmithKline plc	3,637,462
1,075,730	Inchcape plc(a)	6,127,479
1,504,280	Johnson Service Group, plc(a)	1,750,271
744,541	Lookers plc (b)	202,135
1,292,153	Standard Chartered plc(a)	5,948,671
2,741,248	Vertu Motors plc	928,504

		52,338,410

SEE NOTES TO FINANCIAL STATEMENTS

Tweedy, Browne Global Value Fund II – Currency Unhedged

Portfolio of Investments

September 30, 2020 (Unaudited)

Shares		Value*

	United States—10.0%
7,345	AutoZone Inc.(a)	$8,649,766
41,700	Berkshire Hathaway Inc., Class B(a)	8,879,598
212,500	Cisco Systems, Inc.	8,370,375
78,600	Johnson & Johnson	11,701,968
14,700	Phillips 66	762,048

		38,363,755

TOTAL COMMON STOCKS (Cost $334,632,962)		351,533,492

PREFERRED STOCKS—0.8%

	Chile—0.5%
940,000	Embotelladora Andina SA, Class A	1,753,954

	Germany—0.3%
29,000	Jungheinrich AG	1,001,161
648	KSB AG	159,574

		1,160,735

TOTAL PREFERRED STOCKS (Cost $3,455,379)		2,914,689

Shares		Value*

REGISTERED INVESTMENT COMPANY—6.9%
26,379,016	Dreyfus Government Securities Cash Management—Institutional Shares 0.01%(c) (Cost $26,379,016)	$26,379,016

INVESTMENTS IN SECURITIES (Cost $364,467,357)	99.5%	380,827,197

OTHER ASSETS AND LIABILITIES (Net)	0.5	2,011,766

NET ASSETS	100.0%	$382,838,963

*	See Note 2 to Notes to Financial Statements.
(a)	Non-income producing security.
(b)	Investments determined using significant unobservable inputs (Level 3). The value of such security is $202,135 or 0.00% of net assets.
(c)	Rate disclosed is the 7-day yield at September 30, 2020.

Abbreviations:
ADR	—	American Depositary Receipt
NVDR	—	Non Voting Depository Receipt

Sector Diversification

September 30, 2020 (Unaudited)

Sector Diversification	Percentage of Net Assets

COMMON STOCKS:

Capital Goods	17.8%
Pharmaceuticals, Biotechnology & Life Sciences	12.2
Insurance	10.7
Beverage	7.6
Materials	7.1
Banks	6.0
Food	5.1
Retailing	4.2
Household & Personal Products	4.1
Automobiles & Components	3.8
Energy	3.5
Technology Hardware & Equipment	2.7
Software & Services	1.7
Transportation	1.3
Commercial Services & Supplies	1.2
Real Estate	0.9
Diversified Financials	0.5
Media	0.5
Utilities	0.4
Health Care Equipment & Services	0.3
Consumer Services	0.2

Total Common Stocks	91.8
Preferred Stocks	0.8
Registered Investment Company	6.9
Other Assets and Liabilities (Net)	0.5

Net Assets	100.0%

Portfolio Composition

September 30, 2020 (Unaudited)

SEE NOTES TO FINANCIAL STATEMENTS

Tweedy, Browne Value Fund

Portfolio of Investments

September 30, 2020 (Unaudited)

Shares		Value*

COMMON STOCKS—92.5%

	China—1.6%
36,000	Baidu Inc., Sponsored ADR(a)	$4,557,240
419,200	Shanghai Mechanical and Electrical Industry Co., Ltd., Class A	1,024,560
345,561	Shanghai Mechanical and Electrical Industry Co., Ltd., Class B	423,658

		6,005,458

	France—8.7%
1,169,955	Bollore SA	4,373,766
360,300	CNP Assurances(a)	4,512,359
66,120	Safran SA(a)	6,547,103
235,186	SCOR SE(a)	6,525,207
149,815	Tarkett SA(a)	2,020,325
236,380	Total SA	8,093,971

		32,072,731

	Germany—5.7%
70,927	BASF SE	4,323,306
84,400	Henkel AG & Co., KGaA	7,907,830
47,578	Krones AG	2,954,202
22,070	Muenchener Rueckversicherungs AG	5,605,687

		20,791,025

	Hong Kong—1.8%
432,000	CK Hutchison Holdings, Ltd.	2,597,574
906,000	Hang Lung Group, Ltd.	2,059,835
90,700	Jardine Strategic Holdings, Ltd.	1,796,767

		6,454,176

	Japan—2.8%
234,600	Astellas Pharma, Inc.	3,483,542
41,700	Fuji Seal International, Inc.	799,385
191,400	Kuraray Co., Ltd.	1,846,349
131,800	Yamaha Motor Co., Ltd.	1,900,877
228,400	Zeon Corp.	2,382,909

		10,413,062

	Mexico—1.0%
89,265	Coca-Cola FEMSA SA de CV, Sponsored ADR(b)	3,634,871

	Netherlands—6.6%
169,538	Heineken Holding NV	13,210,831
183,946	Unilever NV, ADR	11,110,338

		24,321,169

	Philippines—0.1%
1,713,000	Alliance Global Group, Inc.(a)	247,339

	Singapore—2.1%
550,917	United Overseas Bank, Ltd.	7,679,987

	South Korea—1.0%
56,800	LG Corp.	3,598,871

Shares		Value*

	Sweden—2.2%
33,021	Autoliv, Inc.	$2,406,570
324,795	Trelleborg AB, Class B(a)	5,779,174

		8,185,744

	Switzerland—13.1%
145,000	Nestlé SA, Registered, Sponsored ADR	17,291,975
102,189	Novartis AG, Registered	8,888,079
43,530	Roche Holding AG	14,931,678
20,422	Zurich Insurance Group AG	7,128,528

		48,240,260

	United Kingdom—11.7%
727,850	Babcock International Group plc	2,356,190
1,072,680	BAE Systems plc	6,684,229
929,315	CNH Industrial NV(a)	7,244,727
105,186	Diageo plc, Sponsored ADR	14,479,905
343,309	GlaxoSmithKline plc	6,444,450
282,425	Inchcape plc(a)	1,608,725
723,592	Johnson Service Group plc(a)	841,919
351,165	Standard Chartered plc (a)	1,616,655
29,390	Unilever plc, Sponsored ADR	1,812,775

		43,089,575

	United States—34.1%
46,230	3M Co.	7,405,121
6,150	Alphabet Inc., Class A(a)	9,013,440
6,166	Alphabet Inc., Class C(a)	9,061,554
9,175	AutoZone Inc. (a)	10,804,847
76,760	Bank of America Corp.	1,849,148
191,449	Bank of New York Mellon Corp./The	6,574,359
80	Berkshire Hathaway Inc., Class A(a)	25,600,080
15,785	Carlisle Cos, Inc.	1,931,611
168,094	Cisco Systems, Inc.	6,621,223
140,841	Comcast Corp., Class A	6,515,305
99,400	ConocoPhillips	3,264,296
125,210	Fox Corp., Class B	3,502,124
7,420	Goldman Sachs Group Inc./The	1,491,197
37,720	Intel Corp.	1,953,142
100,063	Johnson & Johnson	14,897,379
36,818	National Western Life Insurance Co., Class A	6,729,226
50,625	Truist Financial Corp.	1,926,281
263,163	Wells Fargo & Co.	6,186,962

		125,327,295

TOTAL COMMON STOCKS (Cost $200,688,088)		340,061,563

PREFERRED STOCK—0.2%

	Chile—0.2%
492,000	Embotelladora Andina SA, Class A (Cost $918,376)	918,027

REGISTERED INVESTMENT COMPANY—5.9%
21,610,124	Dreyfus Government Securities Cash Management—Institutional Shares 0.01%(c) (Cost $21,610,124)	21,610,124

SEE NOTES TO FINANCIAL STATEMENTS

Tweedy, Browne Value Fund

Portfolio of Investments

September 30, 2020 (Unaudited)

Face Value		Value*

U.S. TREASURY BILL—2.7%
$10,000,000	0.168%(d), due 12/03/2020(b) (Cost $9,997,112)	$9,998,338

INVESTMENTS IN SECURITIES (Cost $233,213,700)	101.3%	372,588,052

UNREALIZED DEPRECIATION ON FORWARD CONTRACTS (Net)	(1.6)	(6,031,352)

OTHER ASSETS AND LIABILITIES (Net)	0.3	1,092,238

NET ASSETS	100.0%	$367,648,938

*	See Note 2 to Notes to Financial Statements.
(a)	Non-income producing security.
(b)	This position has been segregated to cover certain open forward contracts. At September 30, 2020, liquid assets totaling $13,633,209 have been segregated to cover such open forward contracts.
(c)	Rate disclosed is the 7-day yield at September 30, 2020.
(d)	Rate represents annualized yield at date of purchase.

Abbreviations:
ADR	—	American Depositary Receipt

Sector Diversification

September 30, 2020 (Unaudited)

Sector Diversification	Percentage of Net Assets

COMMON STOCKS:

Insurance	15.3%
Capital Goods	13.7
Pharmaceuticals, Biotechnology & Life Sciences	13.2
Beverage	8.4
Food	8.2
Software & Services	6.2
Banks	4.7
Retailing	3.4
Energy	3.1
Media	2.7
Diversified Financials	2.7
Materials	2.5
Household & Personal Products	2.2
Technology Hardware & Equipment	1.8
Transportation	1.2
Automobiles & Components	1.2
Commercial Services & Supplies	0.9
Real Estate	0.6
Semiconductors & Semiconductor Equipment	0.5

Total Common Stocks	92.5
Preferred Stock	0.2
Registered Investment Company	5.9
U.S. Treasury Bill	2.7
Unrealized Depreciation on Forward Contracts	(1.6)
Other Assets and Liabilities (Net)	0.3

Net Assets	100.0%

Portfolio Composition

September 30, 2020 (Unaudited)

SEE NOTES TO FINANCIAL STATEMENTS

Tweedy, Browne Value Fund

Schedule of Forward Exchange Contracts

September 30, 2020 (Unaudited)

Contracts		Counter- party	Settlement Date	Contract Value on Origination Date	Value 09/30/20*	Unrealized Appreciation (Depreciation)
FORWARD EXCHANGE CONTRACTS TO BUY(a)
3,400,000	Swiss Franc	NTC	10/13/20	$3,549,468	$3,702,032	$152,564

FORWARD EXCHANGE CONTRACTS TO SELL(a)
786,000,000	Chilean Peso	SSB	7/22/21	$(999,364)	$(999,579)	$(215)
10,500,000	Chinese Yuan	BNY	3/15/21	(1,485,958)	(1,530,049)	(44,091)
8,000,000	Chinese Yuan	JPM	5/4/21	(1,118,060)	(1,162,062)	(44,002)
14,150,000	Chinese Yuan	SSB	5/25/21	(1,964,282)	(2,052,687)	(88,405)
9,000,000	Chinese Yuan	BNY	8/23/21	(1,273,327)	(1,298,260)	(24,933)
3,500,000	European Union Euro	NTC	10/13/20	(3,930,150)	(4,105,382)	(175,232)
8,000,000	European Union Euro	NTC	3/25/21	(8,655,200)	(9,419,618)	(764,418)
7,000,000	European Union Euro	BNY	5/3/21	(7,650,090)	(8,249,185)	(599,095)
16,000,000	European Union Euro	BNY	5/10/21	(17,520,320)	(18,858,161)	(1,337,841)
7,000,000	European Union Euro	BNY	6/14/21	(7,977,970)	(8,256,755)	(278,785)
3,100,000	Great Britain Pound Sterling	SSB	3/8/21	(3,991,802)	(4,011,639)	(19,837)
12,000,000	Great Britain Pound Sterling	JPM	7/6/21	(14,885,124)	(15,537,610)	(652,486)
4,000,000	Great Britain Pound Sterling	NTC	7/22/21	(5,047,776)	(5,179,602)	(131,826)
3,000,000	Great Britain Pound Sterling	BNY	9/2/21	(3,968,850)	(3,885,487)	83,363
15,000,000	Hong Kong Dollar	SSB	4/19/21	(1,930,030)	(1,934,198)	(4,168)
10,000,000	Hong Kong Dollar	NTC	6/4/21	(1,278,740)	(1,289,344)	(10,604)
14,000,000	Hong Kong Dollar	BNY	8/23/21	(1,803,403)	(1,804,787)	(1,384)
350,000,000	Japanese Yen	JPM	11/19/21	(3,294,738)	(3,337,747)	(43,009)
160,000,000	Japanese Yen	SSB	12/27/21	(1,512,859)	(1,526,969)	(14,110)
310,000,000	Japanese Yen	JPM	2/10/22	(2,924,810)	(2,961,126)	(36,316)
45,000,000	Mexican Peso	JPM	5/21/21	(1,792,115)	(1,983,369)	(191,254)
9,000,000	Singapore Dollar	SSB	1/4/21	(6,699,419)	(6,593,923)	105,496
1,800,000	Singapore Dollar	SSB	9/2/21	(1,318,556)	(1,319,611)	(1,055)
4,500,000,000	South Korean Won	JPM	2/26/21	(3,754,067)	(3,849,170)	(95,103)
34,500,000	Swedish Krona	NTC	8/6/21	(3,952,750)	(3,868,189)	84,561
6,800,000	Swiss Franc	NTC	10/13/20	(7,014,648)	(7,404,064)	(389,416)
4,200,000	Swiss Franc	BNY	11/19/20	(4,358,655)	(4,577,845)	(219,190)
8,000,000	Swiss Franc	JPM	11/30/20	(8,228,785)	(8,722,388)	(493,603)
12,000,000	Swiss Franc	JPM	12/23/20	(12,587,919)	(13,096,190)	(508,271)
5,000,000	Swiss Franc	NTC	5/3/21	(5,189,844)	(5,478,531)	(288,687)

TOTAL				$(148,109,611)	$(154,293,527)	$(6,183,916)

Unrealized Depreciation on Forward Contracts (Net)						$(6,031,352)

*	See Note 2 in Notes to Financial Statements.
(a)	Primary risk exposure being hedged against is currency risk.

Counterparty Abbreviations:

BNY	—	The Bank of New York Mellon
JPM	—	JPMorgan Chase Bank NA
NTC	—	Northern Trust Company
SSB	—	State Street Bank and Trust Company

SEE NOTES TO FINANCIAL STATEMENTS

Tweedy, Browne Worldwide High Dividend Yield Value Fund

Portfolio of Investments

September 30, 2020 (Unaudited)

Shares		Value*

COMMON STOCKS—93.0%

	China—0.6%
941,000	Dali Foods Group Co., Ltd.	$574,314

	France—14.1%
33,187	Cie Generale des Etablissements Michelin	3,569,440
169,500	CNP Assurances(a)	2,122,800
26,555	Safran SA(a)	2,629,436
109,810	SCOR SE(a)	3,046,665
84,294	Tarkett SA(a)	1,136,744
58,168	Total SA	1,991,751

		14,496,836

	Germany—9.8%
59,640	BASF SE	3,635,314
11,335	Muenchener Rueckversicherungs AG	2,879,042
24,885	Siemens AG	3,148,087
12,443	Siemens Energy AG(a)	335,586

		9,998,029

	Hong Kong—3.5%
177,500	CK Hutchison Holdings, Ltd.	1,067,290
407,000	Hang Lung Group, Ltd.	925,334
40,300	Jardine Matheson Holdings, Ltd.	1,599,104

		3,591,728

	Japan—1.5%
70,200	Astellas Pharma, Inc.	1,042,390
56,600	Kuraray Co., Ltd.	545,994

		1,588,384

	Mexico—2.1%
52,445	Coca-Cola FEMSA SA de CV, Sponsored ADR	2,135,560

	Netherlands—2.6%
44,585	Unilever NV	2,692,552

	Singapore—5.9%
214,900	DBS Group Holdings, Ltd.	3,134,319
207,200	United Overseas Bank, Ltd.	2,888,445

		6,022,764

	Sweden—2.7%
10,925	Autoliv, Inc.	796,214
109,875	Trelleborg AB, Class B(a)	1,955,038

		2,751,252

	Switzerland—16.1%
52,665	Nestlé SA, Registered	6,267,637
32,227	Novartis AG, Registered	2,803,004
12,905	Roche Holding AG	4,426,678
8,627	Zurich Insurance Group AG	3,011,351

		16,508,670

Shares		Value*

	Thailand—1.1%
386,200	Bangkok Bank Public Co., Ltd., NVDR	$1,170,026

	United Kingdom—13.9%
275,675	Babcock International Group plc	892,413
485,455	BAE Systems plc	3,025,033
168,745	Diageo plc	5,781,105
171,070	GlaxoSmithKline plc	3,211,253
228,905	Inchcape plc(a)	1,303,869

		14,213,673

	United States—19.1%
17,120	3M Co.	2,742,282
11,680	AbbVie Inc.	1,023,051
9,625	Carlisle Cos, Inc.	1,177,811
57,671	Cisco Systems, Inc.	2,271,661
11,110	Intel Corp.	575,276
21,735	Johnson & Johnson	3,235,907
30,645	Truist Financial Corp.	1,166,042
30,030	US Bancorp	1,076,576
71,216	Verizon Communications, Inc.	4,236,640
89,800	Wells Fargo & Co.	2,111,198

		19,616,444

TOTAL COMMON STOCKS (Cost $76,564,156)		95,360,232

REGISTERED INVESTMENT COMPANY—1.4%
1,422,729	Dreyfus Government Securities Cash Management—Institutional Shares 0.01%(b) (Cost $1,422,729)	1,422,729

INVESTMENTS IN SECURITIES (Cost $77,986,885)	94.4%	96,782,961

OTHER ASSETS AND LIABILITIES (Net)	5.6	5,692,708

NET ASSETS	100.0%	$102,475,669

*	See Note 2 in Notes to Financial Statements.
(a)	Non-income producing security.
(b)	Rate disclosed is the 7-day yield at September 30, 2020.

Abbreviations:
NVDR	—	Non Voting Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

Tweedy, Browne Worldwide High Dividend Yield Value Fund

Sector Diversification

September 30, 2020 (Unaudited)

Sector Diversification	Percentage of Net Assets

COMMON STOCKS:
Capital Goods	18.0%
Pharmaceuticals, Biotechnology & Life Sciences	15.4
Banks	11.3
Insurance	10.8
Beverage	7.7
Food	6.7
Automobiles & Components	4.3
Telecommunication Services	4.1
Materials	4.0
Household & Personal Products	2.6
Energy	2.2
Technology Hardware & Equipment	2.2
Retailing	1.3
Real Estate	0.9
Commercial Services & Supplies	0.9
Semiconductors & Semiconductor Equipment	0.6

Total Common Stocks	93.0
Registered Investment Company	1.4
Other Assets and Liabilities (Net)	5.6

Net Assets	100.0%

Portfolio Composition

September 30, 2020 (Unaudited)

SEE NOTES TO FINANCIAL STATEMENTS

Statements of Assets and Liabilities

September 30, 2020 (Unaudited)

	Global Value Fund	Global Value Fund II – Currency Unhedged	Value Fund	Worldwide High Dividend Yield Value Fund

ASSETS
Investments in securities, at cost(a)	$3,960,516,036	$364,467,357	$233,213,700	$77,986,885

Investments in securities of unaffiliated issuers, at value (Note 2)	$5,796,152,574	$380,827,197	$372,588,052	$96,782,961
Investments in securities of affiliated issuers, at value (Note 4)	27,530,926	—	—	—
Cash segregated as collateral	1,300,000	—	20,000	—
Foreign currency(b)	643,832	—	625	—
Dividends and interest receivable	19,304,352	990,520	805,724	395,665
Receivable for investment securities sold	—	—	—	4,624,530
Recoverable foreign withholding taxes	31,315,071	2,022,002	1,364,299	1,297,457
Receivable for Fund shares sold	3,928,385	448,111	28,242	302
Unrealized appreciation of forward exchange contracts (Note 2)	10,646,176	—	425,984	—
Prepaid expense	204,114	11,581	12,204	2,962

Total Assets	$5,891,025,430	$384,299,411	$375,245,130	$103,103,877

LIABILITIES
Unrealized depreciation of forward exchange contracts (Note 2)	$116,920,036	$—	$6,457,336	$—
Payable for Fund shares redeemed	13,009,565	1,097,299	529,112	506,870
Investment advisory fee payable (Note 3)	3,771,956	249,548	233,820	69,897
Payable for investment securities purchased	299,802	—	243,887	—
Shareholder servicing and administration fees payable (Note 3)	313,100	19,613	17,177	5,713
Directors fees payable	24,993	673	—	22
Due to custodian	—	18	—	—
Accrued expenses and other payables	1,601,015	93,297	114,860	45,706

Total Liabilities	135,940,467	1,460,448	7,596,192	628,208

NET ASSETS	$5,755,084,963	$382,838,963	$367,648,938	$102,475,669

NET ASSETS consist of
Paid-in capital	3,877,061,178	389,802,723	220,055,152	72,492,417
Total distributable earnings	1,878,023,785	(6,963,760)	147,593,786	29,983,252

Total Net Assets	$5,755,084,963	$382,838,963	$367,648,938	$102,475,669

CAPITAL STOCK (common stock outstanding)	237,725,038	28,795,044	21,589,822	14,704,183

NET ASSET VALUE offering price per share	$24.21	$13.30	$17.03	$6.97

(a)

Includes investments in securities of affiliated issuers, at cost for Global Value Fund, Global Value Fund II – Currency Unhedged, Value Fund and Worldwide High Dividend Yield Value Fund of $19,716,389, $0, $0 and $0, respectively (Note 4).

(b)	Foreign currency held at cost for the Global Value Fund, Global Value Fund II – Currency Unhedged, Value Fund and Worldwide High Dividend Yield Value Fund was $643,606, $0, $622, and $0, respectively.

SEE NOTES TO FINANCIAL STATEMENTS

Statements of Operations

For the Six Months Ended September 30, 2020 (Unaudited)

	Global Value Fund	Global Value Fund II - Currency Unhedged	Value Fund	Worldwide High Dividend Yield Value Fund

INVESTMENT INCOME
Dividends(a)	$105,657,981	$5,770,729	$5,008,131	$2,652,853
Less foreign withholding taxes	(9,226,302)	(506,064)	(405,986)	(164,860)
Interest	422,059	—	34,724	—

Total Investment Income	96,853,738	5,264,665	4,636,869	2,487,993

EXPENSES
Investment advisory fee (Note 3)	38,138,489	2,232,921	2,282,657	711,393
Transfer agent fees (Note 3)	1,411,164	42,332	98,431	32,984
Fund administration and accounting fees (Note 3)	761,844	45,992	46,808	16,039
Custodian fees (Note 3)	536,210	36,026	24,209	10,981
Directors’ fees and expenses (Note 3)	376,887	20,919	20,148	6,739
Legal and audit fees	313,111	23,672	24,939	12,004
Shareholder servicing and administration fees (Note 3)	209,114	13,099	11,472	3,816
Other	454,279	53,560	49,151	39,770

Total expenses before waivers	42,201,098	2,468,521	2,557,815	833,726

Investment advisory fees recouped and/or waived (Note 3)	(203,139)	(13,022)	(33,120)	(45,559)

Net Expenses	41,997,959	2,455,499	2,524,695	788,167

NET INVESTMENT INCOME	54,855,779	2,809,166	2,112,174	1,699,826

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities(a)	98,488,729	(27,921,712)	7,468,441	7,652,226
Forward exchange contracts	56,488,510	—	2,015,469	—
Foreign currencies and net other assets	(953,892)	(27,537)	(57,767)	(16,974)

Net realized gain (loss)	154,023,347	(27,949,249)	9,426,143	7,635,252

Net change in unrealized appreciation (depreciation) of:
Securities(b)	594,459,259	67,783,356	34,690,509	3,264,939
Forward exchange contracts	(214,390,016)	—	(8,998,205)	—
Foreign currencies and net other assets	2,391,898	146,944	81,767	65,844

Net change in unrealized appreciation (depreciation)	382,461,141	67,930,300	25,774,071	3,330,783

NET REALIZED AND UNREALIZED GAIN	536,484,488	39,981,051	35,200,214	10,966,035

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$591,340,267	$42,790,217	$37,312,388	$12,665,861

(a)	Dividend income and net realized gain on securities from affiliated issuers for Global Value Fund were $561,454 and $2,305,189, respectively (Note 4).
(b)	Net unrealized appreciation from affiliated issuers for Global Value Fund was $15,445,772 (Note 4).

SEE NOTES TO FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Global Value Fund		Global Value Fund II – Currency Unhedged
	Six Months Ended 9/30/2020 (Unaudited)	Year Ended 3/31/2020	Six Months Ended 9/30/2020 (Unaudited)	Year Ended 3/31/2020
INVESTMENT ACTIVITIES:

Net investment income	$54,855,779	$119,587,391	$2,809,166	$6,895,584

Net realized gain	154,023,347	13,330,282	(27,949,249)	11,208,388

Net change in unrealized appreciation (depreciation)	382,461,141	(1,385,704,204)	67,930,300	(119,572,659)

Net increase (decrease) in net assets resulting from operations	591,340,267	(1,252,786,531)	42,790,217	(101,468,687)

DISTRIBUTIONS:

Distributions to shareholders	—	(150,740,578)	—	(10,986,614)

CAPITAL STOCK TRANSACTIONS:

Net increase (decrease) in net assets from Fund share transactions (Note 5)	(827,216,939)	(1,103,242,882)	(34,783,603)	(10,160)

Redemption fees	—	31,818	—	—

Net increase (decrease) in net assets	(235,876,672)	(2,506,738,173)	8,006,614	(112,465,461)

NET ASSETS:

Beginning of period	5,990,961,635	8,497,699,808	374,832,349	487,297,810

End of period	$5,755,084,963	$5,990,961,635	$382,838,963	$374,832,349

SEE NOTES TO FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Value Fund		Worldwide High Dividend Yield Value Fund
	Six Months Ended 9/30/2020 (Unaudited)	Year Ended 3/31/2020	Six Months Ended 9/30/2020 (Unaudited)	Year Ended 3/31/2020
INVESTMENT ACTIVITIES:

Net investment income	$2,112,174	$4,031,923	$1,699,826	$3,279,340

Net realized gain	9,426,143	22,268,089	7,635,252	12,908,213

Net change in unrealized appreciation (depreciation)	25,774,071	(98,301,907)	3,330,783	(37,108,568)

Net increase (decrease) in net assets resulting from operations	37,312,388	(72,001,895)	12,665,861	(20,921,015)

DISTRIBUTIONS:

Distributions to shareholders	—	(23,388,369)	(1,062,687)	(16,244,194)

CAPITAL STOCK TRANSACTIONS:

Net decrease in net assets from Fund share transactions (Note 5)	(7,933,753)	(19,614,141)	(18,801,103)	(28,768,977)

Net decrease in net assets	29,378,635	(115,004,405)	(7,197,929)	(65,934,186)

NET ASSETS:

Beginning of period	338,270,303	453,274,708	109,673,598	175,607,784

End of period	$367,648,938	$338,270,303	$102,475,669	$109,673,598

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights

Tweedy, Browne Global Value Fund

For a Fund share outstanding throughout each period/year.

	Six Months Ended 9/30/20 (Unaudited)		Year Ended 3/31/20		Year Ended 3/31/19	Year Ended 3/31/18	Year Ended 3/31/17	Year Ended 3/31/16
Net asset value, beginning of period/year	$21.99		$26.91		$27.89	$26.74	$23.89	$26.97

Income from investment operations:
Net investment income	0.23		0.43		0.45	0.25	0.32	0.22
Net realized and unrealized gain (loss) on investments	1.99		(4.82)		0.25	1.31	3.32	(2.09)

Total from investment operations	2.22		(4.39)		0.70	1.56	3.64	(1.87)

Distributions:
Dividends from net investment income	—		(0.45)		(0.39)	(0.31)	(0.29)	(0.21)
Distributions from net realized gains	—		(0.08)		(1.29)	(0.10)	(0.50)	(1.00)

Total distributions	—		(0.53)		(1.68)	(0.41)	(0.79)	(1.21)

Redemption fees	—		0.00	(a)	0.00 (a)	0.00 (a)	0.00 (a)	0.00 (a)

Net asset value, end of period/year	$24.21		$21.99		$26.91	$27.89	$26.74	$23.89

Total return(b)	10.00%		(16.66	)%(c)	3.11%	5.82%	15.49%	(7.08)%

Ratios/Supplemental Data:
Net assets, end of period/year (in 000s)	$5,755,085		$5,990,962		$8,497,700	$9,672,272	$9,579,670	$8,718,479
Ratio of operating expenses to average net assets	1.38	%(d)	1.36%		1.36%	1.36%	1.38%	1.37%
Ratio of operating expenses to average net assets excluding waivers of expenses	1.38	%(d)	1.36%		1.36%	1.36%	1.38%	1.37%
Ratio of net investment income to average net assets	1.80	%(d)	1.50%		1.53%	0.91%	1.25%	0.83%
Portfolio turnover rate	3%		9%		6%	5%	3%	1%

(a)	Amount represents less than $0.01 per share.
(b)	Total return represents aggregate total return for the periods indicated.
(c)

The net asset value (NAV) disclosed in the March 31, 2020 annual report reflects adjustments in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP) and as such, differs from the NAV reported on March 31, 2020. The total return reported is based on the unadjusted NAV which was the official NAV for executing transactions on March 31, 2020. The total return based on the NAV which reflects the adjustments in accordance with U.S. GAAP is (16.74)%.

(d)	Annualized.

Tweedy, Browne Global Value Fund II – Currency Unhedged

For a Fund share outstanding throughout each period/year.

	Six Months Ended 9/30/20 (Unaudited)		Year Ended 3/31/20		Year Ended 3/31/19	Year Ended 3/31/18	Year Ended 3/31/17	Year Ended 3/31/16
Net asset value, beginning of period/year	$11.66		$15.10		$15.61	$14.10	$12.88	$14.02

Income from investment operations:
Net investment income	0.10		0.21		0.22	0.14	0.21	0.17
Net realized and unrealized gain (loss) on investments	1.54		(3.31)		(0.54)	1.56	1.21	(1.12)

Total from investment operations	1.64		(3.10)		(0.32)	1.70	1.42	(0.95)

Distributions:
Dividends from net investment income	—		(0.23)		(0.19)	(0.19)	(0.20)	(0.19)
Distributions from net realized gains	—		(0.11)		—	—	—	—

Total distributions	—		(0.34)		(0.19)	(0.19)	(0.20)	(0.19)

Redemption fees	—		0.00	(a)	0.00 (a)	0.00 (a)	0.00 (a)	0.00 (a)

Net asset value, end of period/year	$13.30		$11.66		$15.10	$15.61	$14.10	$12.88

Total return(b)	13.87%		(20.94	)%(c)	(1.91)%	12.08%	11.17%	(6.79)%

Ratios/Supplemental Data:
Net assets, end of period/year (in 000s)	$382,839		$374,832		$487,298	$378,197	$353,618	$341,727
Ratio of operating expenses to average net assets	1.37	%(d)	1.36%		1.35%	1.36%	1.40%	1.38%
Ratio of operating expenses to average net assets excluding recoupments and/or waivers/reimbursements of expenses	1.38	%(d)	1.36%		1.35%	1.37%	1.40%	1.38%
Ratio of net investment income to average net assets	1.57	%(d)	1.40%		1.51%	0.93%	1.51%	1.12%
Portfolio turnover rate	12%		11%		2%	6%	4%	14%

(a)	Amount represents less than $0.01 per share.
(b)	Total return represents aggregate total return for the periods indicated.
(c)

The net asset value (NAV) disclosed in the March 31, 2020 annual report reflects adjustments in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP) and as such, differs from the NAV reported on March 31, 2020. The total return reported is based on the unadjusted NAV which was the official NAV for executing transactions on March 31, 2020. The total return based on the NAV which reflects the adjustments in accordance with U.S. GAAP is (21.08)%.

(d)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights

Tweedy, Browne Value Fund

For a Fund share outstanding throughout each period/year.

	Six Months Ended 9/30/20 (Unaudited)		Year Ended 3/31/20	Year Ended 3/31/19	Year Ended 3/31/18	Year Ended 3/31/17	Year Ended 3/31/16
Net asset value, beginning of period/year	$15.34		$19.62	$23.20	$21.78	$19.51	$22.14

Income from investment operations:
Net investment income	0.10		0.19	0.24	0.16	0.20	0.20
Net realized and unrealized gain (loss) on investments	1.59		(3.38)	0.54	1.64	2.99	(1.97)

Total from investment operations	1.69		(3.19)	0.78	1.80	3.19	(1.77)

Distributions:
Dividends from net investment income	—		(0.20)	(0.24)	(0.19)	(0.19)	(0.21)
Distributions from net realized gains	—		(0.89)	(4.12)	(0.19)	(0.73)	(0.65)

Total distributions	—		(1.09)	(4.36)	(0.38)	(0.92)	(0.86)

Net asset value, end of period/year	$17.03		$15.34	$19.62	$23.20	$21.78	$19.51

Total return(a)	11.02%		(17.47)%	5.41%	8.19%	16.57%	(8.09)%

Ratios/Supplemental Data:
Net assets, end of period/year (in 000s)	$367,649		$338,270	$453,275	$534,019	$576,732	$506,152
Ratio of operating expenses to average net assets	1.38	%(b)	1.36%	1.36%	1.36%	1.38%	1.37%
Ratio of operating expenses to average net assets excluding waivers and/or reimbursements of expenses	1.40	%(b)	1.38%	1.37%	1.37%	1.38%	1.37%
Ratio of net investment income to average net assets	1.16	%(b)	0.93%	0.96%	0.61%	0.97%	0.91%
Portfolio turnover rate	8%		12%	9%	6%	8%	7%

(a)	Total return represents aggregate total return for the periods indicated.
(b)	Annualized.

Tweedy, Browne Worldwide High Dividend Yield Value Fund

For a Fund share outstanding throughout each period/year.

	Six Months Ended 9/30/20 (Unaudited)		Year Ended 3/31/20	Year Ended 3/31/19		Year Ended 3/31/18		Year Ended 3/31/17	Year Ended 3/31/16
Net asset value, beginning of period/year	$6.30		$8.51	$10.23		$9.47		$8.75	$10.84

Income from investment operations:
Net investment income	0.11		0.20	0.24		0.17		0.23	0.21 (c)
Net realized and unrealized gain (loss) on investments	0.62		(1.43)	(0.15)		1.10		0.87	(1.15)

Total from investment operations	0.73		(1.23)	0.09		1.27		1.10	(0.94)

Distributions:
Dividends from net investment income	(0.06)		(0.19)	(0.26)		(0.18)		(0.23)	(0.26)
Distributions from net realized gains	—		(0.79)	(1.55)		(0.33)		(0.15)	(0.89)

Total distributions	(0.06)		(0.98)	(1.81)		(0.51)		(0.38)	(1.15)

Redemption fees	—		—	0.00	(a)	0.00	(a)	0.00 (a)	0.00 (a)

Net asset value, end of period/year	$6.97		$6.30	$8.51		$10.23		$9.47	$8.75

Total return(b)	11.67%		(17.06)%	2.44	%(d)	13.58	%(d)	13.04%	(9.03)%

Ratios/Supplemental Data:
Net assets, end of period/year (in 000s)	$102,476		$109,674	$175,608		$266,642		$296,107	$334,621
Ratio of operating expenses to average net assets	1.38	%(e)	1.36%	1.36%		1.36%		1.38%	1.37%
Ratio of operating expenses to average net assets excluding waiver and/or reimbursements of expenses	1.46	%(e)	1.42%	1.39%		1.37%		1.38%	1.37%
Ratio of net investment income to average net assets	2.99	%(e)	2.20%	2.24%		1.54%		2.43%	2.11%
Portfolio turnover rate	13%		7%	6%		5%		5%	5%

(a)	Amount represents less than $0.01 per share.
(b)	Total return represents aggregate total return for the periods indicated.
(c)	Based on average shares outstanding.
(d)

The net asset value (NAV) disclosed in the March 31, 2018 annual report reflects adjustments in accordance with accounting principles generally accepted in the United States of America and as such, differs from the NAV reported on March 31, 2018. The total return reported is based on the unadjusted NAV which was the official NAV for executing transactions on March 31, 2018.

(e)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS

Notes to Financial Statements (Unaudited)

1. Organization

Tweedy, Browne Fund Inc. (the “Company”) is an open-end management investment company registered with the United States Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). The Company was organized as a Maryland corporation on January 28, 1993. Tweedy, Browne Global Value Fund (“Global Value Fund”), Tweedy, Browne Global Value Fund II – Currency Unhedged (“Global Value Fund II – Currency Unhedged”), Tweedy, Browne Value Fund (“Value Fund”), and Tweedy, Browne Worldwide High Dividend Yield Value Fund (“Worldwide High Dividend Yield Value Fund”) (each a “Fund” and together, the “Funds”) are each a diversified series of the Company.

The Funds commenced operations as follows:

Global Value Fund	06/15/93

Global Value Fund II – Currency Unhedged	10/26/09

Value Fund	12/08/93

Worldwide High Dividend Yield Value Fund	09/05/07

Global Value Fund and Global Value Fund II – Currency Unhedged seek long-term capital growth by investing primarily in foreign equity securities that Tweedy, Browne Company LLC (the “Investment Adviser”) believes are undervalued. Value Fund seeks long-term capital growth by investing primarily in U.S. and foreign equity securities that the Investment Adviser believes are undervalued. Worldwide High Dividend Yield Value Fund seeks long-term capital growth by investing primarily in U.S. and foreign equity securities that the Investment Adviser believes to have above-average dividend yields and valuations that are reasonable.

2. Significant Accounting Policies

The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 – Investment Companies, which is part of U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Portfolio Valuation. Portfolio securities and other assets listed on a U.S. national securities exchange, comparable foreign securities exchange or through any system providing for contemporaneous publication of actual prices (and not subject to restrictions against sale by the Fund on such exchange or system) are valued at the last quoted sale price at or prior to the close of regular trading on the New York Stock Exchange or, if applicable, the NASDAQ Official Closing Price (“NOCP”). Portfolio securities and other assets that are readily marketable but for which there are no reported sales on the valuation date, whether because they are not traded in a system providing for same day publication of sales or because there were no sales reported on such date, are generally valued at the mean between the last asked price and the last bid price prior to the close of regular trading. Forward exchange contracts are valued at the forward rate. Securities and other assets for which current market quotations are not readily available, and those securities which are generally not readily marketable due to significant legal or contractual restrictions, are valued at fair value as determined in good faith by the Investment Adviser under the direction of the Company’s Board of Directors. Securities and other assets for which the most recent market quotations may not be reliable (including because the last sale price does not reflect current market value at the time of valuing the Fund’s assets due to developments since such last price) may be valued at fair value if the Investment Adviser concludes that fair valuation will likely result in a more accurate net asset valuation. The Company has retained a third-party service provider that, under certain circumstances selected by the Company, provides fair value pricing for international equity securities whose principal markets are no longer open when the Funds calculate their net asset values. This means that a Fund’s net asset value may be based, at least in part, on prices other than those determined as of the close of the principal market in which such assets trade. The Funds’ use of fair value pricing may cause the net asset value of a Fund’s shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments, and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. Debt securities purchased with a remaining maturity of more than 60 days are valued through pricing obtained by pricing services approved by the Company’s Board of Directors. Debt securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value, or by reference to other factors (i.e., pricing services or dealer quotations) by the Investment Adviser. Investments in open-end mutual funds are valued at net asset value (NAV).

Fair Value Measurements. The inputs and valuation techniques used to determine fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

Notes to Financial Statements (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each Fund’s assets carried at fair value as of September 30, 2020. See each Fund’s respective Portfolio of Investments for details on portfolio holdings.

Global Value Fund	Total Value at September 30, 2020	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stocks
Switzerland	$1,055,030,174	$1,054,567,589	$462,585	$—
United Kingdom	987,266,358	982,568,461	—	4,697,897
All Other Countries	3,472,258,858	3,472,258,858	—	—
Preferred Stocks	31,513,061	31,513,061	—	—
Registered Investment Company	52,629,486	52,629,486	—	—
U.S. Treasury Bill	224,985,563	—	224,985,563	—

Total Investments in Securities	5,823,683,500	5,593,537,455	225,448,148	4,697,897

Other Financial Instruments:
Asset
Unrealized appreciation of forward exchange contracts….	10,646,176	—	10,646,176	—
Liability
Unrealized depreciation of forward exchange contracts….	(116,920,036)	—	(116,920,036)	—

Total	$5,717,409,640	$5,593,537,455	$119,174,288	$4,697,897

Global Value Fund II – Currency Unhedged	Total Value at September 30, 2020	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stocks
United Kingdom	$52,338,410	$52,136,275	$—	$202,135
All Other Countries	299,195,082	299,195,082	—	—
Preferred Stocks	2,914,689	2,914,689	—	—
Registered Investment Company	26,379,016	26,379,016	—	—

Total	$380,827,197	$380,625,062	$—	$202,135

Value Fund	Total Value at September 30, 2020	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stocks	$340,061,563	$340,061,563	$—	$—
Preferred Stock	918,027	918,027	—	—
Registered Investment Company	21,610,124	21,610,124	—	—
U.S. Treasury Bill	9,998,338	—	9,998,338	—

Total Investments in Securities	372,588,052	362,589,714	9,998,338	—

Other Financial Instruments:
Asset
Unrealized appreciation of forward exchange contracts….	425,984	—	425,984	—
Liability
Unrealized depreciation of forward exchange contracts….	(6,457,336)	—	(6,457,336)	—

Total	$366,556,700	$362,589,714	$3,966,986	$—

Worldwide High Dividend Yield Value Fund	Total Value at September 30, 2020	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:	$96,782,961	$96,782,961	$—	$—

Notes to Financial Statements (Unaudited)

Foreign Currency. The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Unrealized gains and losses from investments in securities that result from changes in foreign currency exchange rates, have been included in net unrealized appreciation/depreciation of securities. All other unrealized gains and losses that result from changes in foreign currency exchange rates have been included in net unrealized appreciation/depreciation of foreign currencies and net other assets. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investments, securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of a Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in the exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on investment securities sold.

Forward Exchange Contracts. Global Value Fund and Value Fund enter into forward exchange contracts for hedging purposes in order to reduce their exposure to fluctuations in foreign currency exchange on their portfolio holdings. Forward exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by each Fund as an unrealized gain or loss on the Fund’s Statement of Operations. When the contract is closed, each Fund records a realized gain or loss on the Statement of Operations equal to the difference between the value of the contract at the time that it was opened and the value of the contract at the time that it was closed. The difference between the value of a Fund’s open contracts at September 30, 2020 and the value of those contracts at the time they were opened is included on the Statement of Assets and Liabilities as unrealized appreciation of forward exchange contracts (for contracts with unrealized gains) or unrealized depreciation of forward exchange contracts (for contracts with unrealized losses). A Fund may be required to post collateral with respect to certain “non-deliverable” forward exchange contracts in an unrealized loss position, and may receive collateral from the counterparty for certain non-deliverable forward exchange contracts in an unrealized gain position. Collateral is usually in the form of cash or U.S. Treasury Bills. Daily movement of collateral is subject to minimum threshold amounts. Collateral posted by a Fund is held in a segregated account at the Fund’s custodian bank, and is reported on the Statement of Assets and Liabilities as Cash segregated as collateral. Collateral received by a Fund is held in escrow in the Fund’s custodian bank, and is not reported on the Fund’s Statement of Assets and Liabilities, but would be disclosed in Note 8.

The use of forward exchange contracts does not eliminate fluctuations in the underlying prices of the Global Value Fund’s and Value Fund’s investment securities, but it does establish a rate of exchange that can be achieved in the future. Although forward exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the hedged currency increase. In addition, the Global Value and Value Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. In the case of certain foreign securities, dividend income is recorded as soon after the ex-date as the Funds become aware of such dividend. Interest income and expenses are recorded on an accrual basis.

Foreign Taxes. The Funds may be subject to foreign taxes on dividend and interest income, gains on investments or currency purchase/repatriation, a portion of which may be recoverable. The Funds’ custodian applies for refunds on behalf of each Fund where available. The Funds will accrue such taxes and recoveries as applicable, based on their current interpretation of tax rules and regulations that exist in the markets in which they invest.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, will be declared and paid annually for Global Value Fund, Global Value Fund II – Currency Unhedged, and Value Fund and semi-annually for Worldwide High Dividend Yield Value Fund. Distributions from realized capital gains after utilization of capital loss carryforwards, if any, will be declared and paid annually for each of the Funds. Additional distributions of net investment income and capital gains from the Funds may be made at the discretion of the Board of Directors in order to avoid the application of a 4% non-deductible federal excise tax on certain undistributed amounts of ordinary income and capital gains. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterization of distributions made by the Funds.

Federal Income Taxes. Each Fund has qualified and intends to continue to qualify as a regulated investment company by complying with the requirements of the U.S. Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and by distributing substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Notes to Financial Statements (Unaudited)

The Funds are not aware of any events that are reasonably possible to occur in the next twelve months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, the Funds’ conclusions may be subject to future review based on changes in accounting standards or tax laws and regulations or the interpretation thereof. In addition, utilization of any capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership changes. Each of the Funds’ tax positions for the tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service, state departments of revenue and by foreign tax authorities.

Expenses. Expenses directly attributable to each Fund as a diversified series of the Company are charged to such Fund. Other expenses of the Company are allocated to each series based on the average net assets of each series or other equitable allocation method.

3. Investment Advisory Fee, Other Related Party Transactions and Administration Fee

The Company, on behalf of each Fund, has entered into separate investment advisory agreements with the Investment Adviser (each, an “Advisory Agreement”). Under the Advisory Agreement with respect to Global Value Fund, Global Value Fund pays the Investment Adviser a fee at the annual rate of 1.25% on the Fund’s average daily net assets up to $10.3 billion, and 0.75% on the remaining amount, if any. Under the Advisory Agreements with respect to each of Global Value Fund II – Currency Unhedged, Value Fund and Worldwide High Dividend Yield Value Fund, each Fund pays the Investment Adviser a fee at the annual rate of 1.25% of the Fund’s average daily net assets. The fee is payable monthly, provided that each Fund makes interim payments as may be requested by the Investment Adviser of up to 75% of the amount of the fee then accrued on the books of the Fund and unpaid. For the six months ended September 30, 2020, the Investment Adviser earned $38,138,489, $2,232,921, $2,282,657 and $711,393 in fees, prior to any waivers and/or reimbursements, from Global Value Fund, Global Value Fund II – Currency Unhedged, Value Fund and Worldwide High Dividend Yield Value Fund, respectively.

With respect to Global Value Fund, effective May 22, 2020, the Investment Adviser has entered into a voluntary fee waiver agreement with the Fund pursuant to which the Investment Adviser is entitled to receive investment advisory fees from the Fund at an annual rate of 1.25% on the first $6 billion of the Fund’s average daily net assets, 0.80% on the next $1 billion of the Fund’s average daily net assets over $6 billion up to $7 billion, 0.70% on the next $1 billion of the Fund’s average daily net assets over $7 billion up to $8 billion, and 0.60% on the remaining amount, if any, of average daily net assets over $8 billion. This arrangement with Global Value Fund will remain in place at least through July 31, 2021. For the period May 22, 2020 through September 30,

2020, the Investment Adviser waived $203,139 in fees from Global Value Fund.

With respect to Global Value Fund II – Currency Unhedged, Value Fund and Worldwide High Dividend Yield Value Fund, the Investment Adviser has voluntarily agreed to waive a portion of each Fund’s investment advisory fees and/or reimburse a portion of each Fund’s expenses to the extent necessary to keep each Fund’s expense ratio in line with the expense ratio of Global Value Fund. (For purposes of this calculation, each Fund’s acquired fund fees and expenses, brokerage costs, interest, taxes and extraordinary expenses are disregarded, and each Fund’s expense ratio is rounded to two decimal points.) This arrangement will remain in place at least through July 31, 2021. For the six months ended September 30, 2020, the Investment Adviser waived and/or reimbursed $13,022, $33,120 and $45,559 in fees from Global Value Fund II – Currency Unhedged Fund, Value Fund and Worldwide High Dividend Yield Value Fund, respectively.

The Company pays the Investment Adviser for certain shareholder servicing and administration services provided to the Funds at an annual amount of $475,000, which is allocated pro-rata based on the relative average net assets of the Funds.

No officer, director or employee of the Investment Adviser, the Funds’ administrator, The Bank of New York Mellon (“BNY Mellon”) or any parent or subsidiary of those corporations receives any compensation from the Company for serving as a director or officer of the Company. The Company pays each Independent Director $130,000 annually, in quarterly increments of $32,500, plus out-of-pocket expenses for their services as directors. The Lead Independent Director receives an additional annual fee of $26,000. These fees are allocated pro-rata based on the relative average net assets of the Funds.

The Company, on behalf of the Funds, has entered into an administration agreement (the “Administration Agreement”) with BNY Mellon, a subsidiary of The Bank of New York Mellon Corporation. Under the Administration Agreement, the Company pays BNY Mellon an administration fee and a fund accounting fee computed daily and payable monthly at the following annual rates of the aggregate average daily net assets of the Funds, allocated according to each Fund’s net assets:

	Up to $1 Billion	Between $1 Billion and $5 Billion	Between $5 Billion and $10 Billion	Exceeding $10 Billion
Administration Fees	0.0300%	0.0180%	0.0100%	0.0090%
Accounting Fees	0.0075%	0.0060%	0.0050%	0.0040%

BNY Mellon, serves as the Funds’ custodian pursuant to a custody agreement. BNY Mellon Investment Servicing (US) Inc., a subsidiary of The Bank of New York Mellon Corporation, serves as the Funds’ transfer agent.

Notes to Financial Statements (Unaudited)

AMG Distributors, Inc., an affiliate of the Investment Adviser, serves as the distributor to the Funds. The Investment Adviser pays all distribution-related expenses. No distribution fees are paid by the Funds.

At September 30, 2020, excluding unaffiliated platforms that hold shares of the Funds via omnibus accounts, the Funds are aware of two shareholders who collectively owned 16.1% of Global Value Fund II – Currency Unhedged’s outstanding shares; three shareholders who collectively owned 32.2% of Value Fund’s outstanding shares; and three shareholders who collectively owned 21.7% of Worldwide High Dividend Yield Value Fund’s outstanding shares. Significant transactions by these shareholders could have an impact on each respective Fund.

4. Securities Transactions

The 1940 Act defines “affiliated companies” to include securities in which a fund owns 5% or more of the outstanding voting shares of an issuer. The following chart lists the issuers owned by Global Value Fund that may be deemed “affiliated companies,” as well as transactions that occurred in the securities of such issuers during the six months ended September 30, 2020:

Shares Held at 3/31/20	Name of Issuer†	Value at 3/31/20	Purchase Cost	Sales Proceeds	Value at 9/30/20	Shares Held at 9/30/20	Dividend Income 4/1/20 to 9/30/20	Net Realized Gain Loss 4/1/20 to 9/30/20	Change in Net Unrealized Appreciation 4/1/20 to 9/30/20
68,178	Phoenix Mecano AG	$24,098,885	$—	$—	$27,530,926	68,178	$561,454	$—	$3,432,041
4,763,086	SOL SpA*	51,659,234	—	3,456,213	62,521,941	4,499,311	908,015	2,305,189	12,013,731
		$75,758,119	$—	$3,456,213	$90,052,867		$1,469,469	$2,305,189	$15,445,772

*	As of September 30, 2020, Global Value Fund owns less than 5% of the outstanding voting shares.
†	Issuer countries: Switzerland and Italy, respectively.

None of the other Funds owned 5% or more of the outstanding voting shares of any issuer.

The cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended September 30, 2020, are as follows:

	Global Value Fund	Global Value Fund II – Currency Unhedged	Value Fund	Worldwide High Dividend Yield Value Fund
Purchases	$175,880,467	$39,207,045	$25,622,919	$13,266,252
Sales	$468,189,572	$54,005,825	$35,615,871	$21,740,449

5. Capital Stock

The Company is authorized to issue 2.0 billion shares of $0.0001 par value capital stock, of which 600,000,000, 600,000,000, 400,000,000 and 400,000,000 shares have been designated as shares of Global Value Fund, Global Value Fund II – Currency Unhedged, Value Fund and Worldwide High Dividend Yield Value Fund, respectively. Prior to July 29, 2019, redemptions from the Global Value Fund, Global Value Fund II – Currency Unhedged and Worldwide High Dividend Yield Value Fund, including exchange redemptions, made less than 15 days after purchase were subject to a redemption fee equal to 2% of the redemption proceeds, which was retained by each Funds. Effective July 29, 2019, redemption fees are no longer charged. Changes in shares outstanding were as follows:

	Six Months Ended September 30, 2020		Year Ended March 31, 2020

Global Value Fund	Shares	Amount	Shares	Amount
Sold	15,495,070	$ 368,897,891	38,982,064	$1,040,060,598
Reinvested	—	—	4,742,714	131,373,163
Redeemed	(50,190,231)	(1,196,114,830)	(87,142,299)	(2,274,676,643)
Net Decrease	(34,695,161)	$ (827,216,939)	(43,417,521)	$(1,103,242,882)

Notes to Financial Statements (Unaudited)

	Six Months Ended September 30, 2020		Year Ended March 31, 2020

Global Value Fund II – Currency Unhedged	Shares	Amount	Shares	Amount
Sold	5,104,919	$ 68,674,325	6,313,847	$87,924,747
Reinvested	—	—	562,601	8,652,806
Redeemed	(8,446,432)	(103,457,928)	(7,003,399)	(96,587,713)
Net Decrease	(3,341,513)	$ (34,783,603)	(126,951)	$(10,160)

Value Fund	Shares	Amount	Shares	Amount
Sold	1,010,137	$ 17,105,459	288,690	$5,524,309
Reinvested	—	—	1,150,845	22,372,418
Redeemed	(1,474,133)	(25,039,212)	(2,487,617)	(47,510,868)
Net Decrease	(463,996)	$ (7,933,753)	(1,048,082)	$(19,614,141)

Worldwide High Dividend Yield Value Fund	Shares	Amount	Shares	Amount
Sold	451,628	$ 3,053,220	1,624,400	$11,303,369
Reinvested	152,040	1,039,957	1,914,700	15,857,554
Redeemed	(3,311,736)	(22,894,280)	(6,756,348)	(55,929,900)
Net Decrease	(2,708,068)	$ (18,801,103)	(3,217,248)	$(28,768,977)

6. Income Tax Information

As of March 31, 2020, Global Value Fund had long-term capital loss carryforward of $5,451,614, which under current federal income tax rules may be available to reduce future net realized gains on investments in any future period to the extent permitted by the Code. Utilization of these capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership changes.

As of September 30, 2020, the aggregate cost of securities in each Fund’s portfolio for federal tax purposes is as follows:

Global Value Fund	$3,960,516,036
Global Value Fund II – Currency Unhedged	$364,467,357
Value Fund	$233,213,700
Worldwide High Dividend Yield Value Fund	$77,986,885

The aggregate gross unrealized appreciation/depreciation and net unrealized appreciation as computed on a federal income tax basis at September 30, 2020 for each Fund is as follows:

	Gross Appreciation	Gross Depreciation	Net Appreciation (Depreciation)
Global Value Fund	$2,246,139,073	$(382,971,609)	$1,863,167,464
Global Value Fund II – Currency Unhedged	72,158,463	(55,798,623)	16,359,840
Value Fund	157,039,125	(17,664,773)	139,374,352
Worldwide High Dividend Yield Value Fund	25,372,037	(6,575,961)	18,796,076

7. Foreign Securities

Investing in securities of foreign companies and foreign governments involves economic and political risks and considerations not typically associated with investing in U.S. companies and the U.S. Government. These considerations include changes in exchange rates and exchange rate controls (which may include suspension of the ability to transfer currency from a given country), costs incurred in conversions between currencies, non-negotiable brokerage commissions, less publicly available information, not generally being subject to uniform standards, practices and requirements with respect to accounting, auditing and financial reporting, lower trading volume, delayed settlements and greater market volatility, the difficulty of enforcing obligations in other countries, less securities regulation, different tax provisions (including withholding on dividends paid to a Fund), war, seizure, political and social instability and diplomatic developments.

Each Fund invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.

Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, the United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.

Notes to Financial Statements (Unaudited)

8. Derivative Instruments

During the six months ended September 30, 2020, Global Value Fund and Value Fund had derivative exposure to forward foreign currency exchange contracts. The primary underlying risk exposure for these derivatives is foreign currency risk. Global Value Fund II – Currency Unhedged and Worldwide High Dividend Yield Value Fund had no exposure to derivatives. For open contracts at September 30, 2020, see the Portfolio of Investments.

The following summarizes the volume of the Global Value and Value Funds’ forward foreign currency exchange contract activity during the six months ended September 30, 2020:

	Global Value Fund	Value Fund
Average Notional Amount	$(3,193,822,368)	$(137,880,665)
Notional Amount at September 30, 2020	$(3,391,500,820)	$(144,560,143)

The following table presents the value of derivatives held as of September 30, 2020, by their respective location on the Statements of Assets and Liabilities:

Statement of Assets and Liabilities

Derivative	Assets Location	Global Value Fund	Value Fund
Forward exchange contracts	Unrealized appreciation of forward exchange contracts	$10,646,176	$425,984

Derivative	Liabilities Location	Global Value Fund	Value Fund
Forward exchange contracts	Unrealized depreciation of forward exchange contracts	$116,920,036	$6,457,336

The following table presents the effect of derivatives on the Statements of Operations for the six months ended September 30, 2020:

Statement of Operations

Derivative	Location	Global Value Fund	Value Fund
Forward exchange contracts	Net realized gain (loss) on forward exchange contracts	$56,488,510	$2,015,469

Derivative	Location	Global Value Fund	Value Fund
Forward exchange contracts	Net change in unrealized appreciation (depreciation) of forward exchange contracts	$(214,390,016)	$(8,998,205)

For financial reporting purposes, the Funds do not offset assets and liabilities across derivative types that are subject to master netting arrangements on the Statements of Assets and Liabilities.

The following table presents derivative assets net of amounts available for offset under a master netting agreement and any related collateral received by the Fund for forward currency contracts as of September 30, 2020:

Counterparty	Derivative Assets – Gross(a)	Derivatives Available for Offset	Collateral Received	Derivative Assets – Net(b)
Global Value Fund
BNY	$796,288	$796,288	$ —	$ —
JPM	2,602,158	2,602,158	—	—
NTC	5,357,543	5,357,543	—	—
SSB	1,890,187	1,890,187	—	—
Total	$10,646,176	$10,646,176	$ —	$ —

Value Fund
BNY	$83,363	$83,363	$ —	$ —
JPM	—	—	—	—
NTC	237,125	237,125	—	—
SSB	105,496	105,496	—	—
Total	$425,984	$425,984	$ —	$ —

The following table presents derivative liabilities net of amounts available for offset under a master netting agreement and any related collateral posted by the Fund for forward currency contracts as of September 30, 2020:

Counterparty	Derivative Liabilities – Gross(a)	Derivatives Available for Offset	Collateral Posted	Derivative Liabilities – Net(c)
Global Value Fund
BNY	$31,746,003	$796,288	$—	$30,949,715
JPM	21,944,151	2,602,158	—	19,341,993
NTC	21,080,074	5,357,543	—	15,722,531
SSB	42,149,808	1,890,187	—	40,259,621
Total	$116,920,036	$10,646,176	$—	$106,273,860

Value Fund
BNY	$2,505,319	$83,363	$—	$2,421,956
JPM	2,064,044	—	—	2,064,044
NTC	1,760,183	237,125	—	1,523,058
SSB	127,790	105,496	—	22,294
Total	$6,457,336	$425,984	$—	$6,031,352

(a)	As presented in the Statement of Assets and Liabilities.
(b)	Net amount represents the net receivable due from counterparty in the event of default.
(c)	Net amount represents the net payable due to counterparty in the event of default.

Counterparty Abbreviations:

BNY	—	The Bank of New York Mellon
JPM	—	JPMorgan Chase Bank NA
NTC	—	Northern Trust Company
SSB	—	State Street Bank and Trust Company

Notes to Financial Statements (Unaudited)

9. Indemnifications

Under the Company’s organizational documents, its directors and officers are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the course of business, the Company enters into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Investment Adviser believes the risk of loss under these arrangements to be remote.

10. Other Matters – Market Disruption Risk

An outbreak of infectious respiratory illness caused by a novel coronavirus known as “COVID-19,” first detected in China in December 2019, has since spread globally and was declared a pandemic by the World Health Organization in March 2020. The current economic situation resulting from the unprecedented measures taken around the world to combat the spread of COVID-19 may continue to contribute to severe market disruptions, volatility and reduced economic activity. The COVID-19 pandemic and preventative measures taken to contain or mitigate its spread have caused, and are continuing to cause, business shutdowns, or the re-introduction of business shutdowns, cancellations of events and restrictions on travel, significant reductions in demand for certain goods and services, reductions in business activity and financial transactions, supply chain interruptions and overall economic and financial market instability both globally and in the United States. Such effects will likely continue for the duration of the COVID-19 pandemic, which is uncertain, and for some period thereafter. While several countries, as well as certain states, counties and cities in the United States, have begun to lift the public health restrictions with a view to reopening their economies, recurring COVID-19 outbreaks have led to the re-introduction of such restrictions in certain states in the United States and globally and could continue to lead to the re-introduction of such restrictions elsewhere. Additionally, the absence of viable treatment options or a vaccine could lead people to continue to self-isolate and not participate in the economy at pre-pandemic levels for a prolonged period of time. Even after the COVID-19 pandemic subsides, the U.S. economy and most other major global economies may continue to experience a recession. These events could have a significant impact on the Funds, including by impacting the Funds’ performance, net asset value, income, and/or operating results or the performance, income, operating results and viability of issuers in which each Fund invests.

Other Information (Unaudited)

1. Investment in the Funds by Managing Directors and Employees of the Investment Adviser

As of September 30, 2020, the current and retired managing directors and their families, as well as employees of the Investment Adviser, have approximately $124.9 million, $5.8 million, $73.1 million and $6.7 million of their own money invested in Global Value Fund, Global Value Fund II – Currency Unhedged, Value Fund and Worldwide High Dividend Yield Value Fund, respectively.

2. Portfolio Information

The Company files each Fund’s complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Company’s Part F of Form N-PORT is available (1) on the SEC’s website at www.sec.gov; (2) for review and copying at the SEC’s Public Reference Room (“PRR”) in Washington, DC; or (3) by calling the Fund at 800-432-4789. Information regarding the operation of the PRR may be obtained by calling 202-551-8090.

3. Proxy Voting Information

The policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities held by the Funds are included in the Company’s Statement of Additional Information, which is available without charge and upon request by calling the Funds at 800-432-4789 or by visiting the Funds’ website at www.tweedy.com. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, at www.sec.gov.

4. Advisory Agreement

Approval of the Renewal of the Investment Advisory Agreement for Each Fund

On May 19, 2020, the Board of Directors (the “Board”) of Tweedy, Browne Fund Inc. (the “Company”), including a majority of the Independent Directors, approved the renewal of the Investment Advisory Agreements (the “Advisory Agreements”) between Tweedy, Browne Company LLC (“Tweedy, Browne” or the “Adviser”) and the Company on behalf of the Tweedy, Browne Global Value Fund (the “Global Value Fund”), the Tweedy, Browne Value Fund (the “Value Fund”), the Tweedy, Browne Worldwide High Dividend Yield Value Fund (the “Worldwide High Dividend Yield Value Fund”) and the Tweedy, Browne Global Value Fund II – Currency Unhedged (the “Global Value Fund II”) (each a “Fund” and collectively, the “Funds”) for an additional one-year term. In considering whether to approve the continuation of the Advisory Agreements, the Board reviewed materials provided for its evaluation, and the Independent Directors were advised by independent legal counsel with respect to these and other relevant matters. The information, material factors and conclusions that formed the basis for the Board’s approval are described below.

A.	Information Received

In considering whether to approve the renewal of the Advisory Agreements, the Board took into account the written materials, oral presentations and other information received throughout the year and carefully reviewed the specific materials provided in advance of the meeting, which included a memorandum from independent legal counsel regarding the duties and standards of review in connection with the consideration of the continuation of the Advisory Agreements; a narrative discussion prepared by Tweedy, Browne describing factors relevant to the 2020 contract renewal process; comparative information regarding the performance, fees and expense ratios of the Funds (including breakpoint and expense limitation agreements); information for several of Tweedy, Browne’s managed account performance composites; a sample report illustrating Tweedy, Browne’s extensive research process; fact sheets and performance histories for each of the Funds since inception; fee schedules; memoranda and related information from Tweedy, Browne concerning Tweedy, Browne’s brokerage practices and best execution policy; a description of key personnel of Tweedy, Browne; a profitability analysis of Tweedy, Browne; a Statement of Financial Condition for Tweedy, Browne; the Form ADV of Tweedy, Browne; and copies of the Advisory Agreements. The Board also considered information regarding Tweedy, Browne’s business continuity planning and remote operation during the ongoing COVID-19 pandemic. The Board examined the detailed materials provided by Tweedy, Browne for its evaluation, and the Independent Directors were advised by Dechert LLP, their independent legal counsel, at the meeting, the meeting held the prior day, and executive sessions during the year at which no representatives of management were present with respect to these and other relevant matters.

B.	Nature, Extent and Quality of the Services Provided Under the Advisory Agreements

Among the factors considered by the Board as part of its review, the Board considered the nature, extent and quality of the services provided by Tweedy, Browne to the Funds. In examining Tweedy, Browne’s management of the Funds’ portfolios, the Board reviewed the narrative discussion provided by Tweedy, Browne, which includes a description of Tweedy, Browne’s fees, performance, research process and investment approach.

The Board assessed the variety of services provided by Tweedy, Browne to the Funds, including: the experience, reputation and skills of Tweedy, Browne management and staff; the extensive shareholder communications provided by Tweedy, Browne; “behind the scenes” services, such as those provided by Tweedy, Browne’s order desk, which seeks best

Other Information (Unaudited)

execution for transactions effected on behalf of the Funds; monitoring of the Funds’ service providers and the performance in certain instances of shadowing functions; implementing and monitoring, as appropriate, business continuity planning matters related to the Funds and their service providers; monitoring of information with respect to corporate reorganizations involving portfolio companies; preparing the Funds’ semi-annual and annual reports to shareholders and the accompanying Adviser’s letters; monitoring of aspects of transfer agency services on a daily basis; assisting brokers, consultants, financial advisors, intermediaries and third-party administrators with questions or problems of an operational nature; developing and enforcing procedures to monitor trading activity in the Funds; monitoring the collection of redemption fees for the Global Value Fund, the Global Value Fund II and the High Dividend Yield Value Fund (for the periods during which these Funds had redemption fees in place); monitoring Schedule 13D-like filing requirements in 19 foreign jurisdictions in which the Funds are currently invested; arranging for proxy voting of portfolio securities; qualifying the Funds as approved purchasers in certain foreign jurisdictions; where necessary, consulting with an outside accounting firm with respect to the proper treatment of corporate actions and accounting requirements; and actively monitoring and assessing valuation issues for the Funds. The Board noted the substantial personal investment by the members of the Adviser’s Investment Committee in the Funds, which may encourage an alignment of management’s interests with the interests of Fund shareholders. The Board also noted actions that have been or will be taken in the future by Tweedy, Browne to comply with various regulatory requirements, including consulting with outside accounting and law firms, as needed in this regard.

In addition, the Board noted that Tweedy, Browne provides a variety of administrative services not otherwise provided by the Funds’ third-party service providers, including: overseeing the calculation of the Funds’ net asset value; preparing Board reports; overseeing the preparation and submission of regulatory filings; overseeing and assisting in the annual audit of the Funds’ financial statements; maintaining the Funds’ website; assisting with the preparation and filing of the Funds’ tax returns; monitoring the registration of shares of the Funds under applicable federal and state securities laws; assisting in the resolution of accounting and legal issues; establishing and monitoring the Funds’ operating budgets; approving, auditing and processing the payment of the Funds’ bills; assisting the Funds in, and otherwise arranging for, the payment of distributions and dividends; serving as the administrator of the Funds’ Liquidity Risk Management Program; communicating with the Funds’ shareholders with market commentary; participating in ongoing training and monitoring of BNY Mellon’s shareholder services representatives; and generally assisting each Fund in the conduct of its business. The Board also noted that certain officers and employees of Tweedy, Browne devote substantial time and effort to shareholder servicing efforts.

The Board discussed with management various issues relating to Tweedy, Browne’s ability to continue to provide high quality advisory and administrative services to the Funds, including staffing, succession, long-term planning and contingency planning at Tweedy, Browne. In particular, the Board noted that the members of Tweedy, Browne’s Management Committee (Will Browne, Tom Shrager, Bob Wyckoff and John Spears) have worked at Tweedy, Browne for between 29 and 46 years, that several long-serving employees of Tweedy, Browne have recently been promoted to the position of managing director, and that Tweedy, Browne generally maintained a consistent management approach that was facilitated by the very low personnel turnover at the firm. The Board considered previous industry awards and nominations received by Tweedy, Browne. The Board discussed with management the efforts of Tweedy, Browne to establish and implement succession plans for management.

In considering Tweedy, Browne’s services in managing the Funds’ portfolios and overseeing all aspects of the Funds’ business, the Board concluded that Tweedy, Browne was providing essential services to the Funds and that Tweedy, Browne likely will continue to be in a position to do so for the long-term.

C.	Investment Performance

The Board carefully scrutinized each Fund’s performance, both in absolute terms and relative to the various benchmarks against which the Funds were compared. The Board weighed the performance each Fund achieved in light of each Fund’s investment objective, strategies and risks as disclosed to investors in the Company’s registration statement. With respect to the Global Value Fund, the Board considered the Adviser’s analysis that the Fund, notwithstanding certain periods of disappointing performance, had exhibited excellent absolute and relative performance and that the Fund’s annualized rate of return was 7.96% (net of all fees and expenses) from its inception through March 31, 2020, and had exceeded the returns of the MSCI EAFE Index (Hedged to U.S.$) and the MSCI EAFE Index (in U.S.$) for that period. The Board took into account that the Global Value Fund has a policy to seek to hedge its perceived non-U.S. currency exposure, to the extent practicable, back to the U.S. dollar, and thus considered the Fund’s total returns against the returns of its primary benchmark, the MSCI EAFE Index (Hedged to U.S. $), noting that the Fund outperformed that index as of March 31, 2020 for the 20-year and since inception periods. The Board also considered that the Global Value Fund had underperformed the MSCI EAFE Index (Hedged to U.S.$) for the 1-year, 3-year, 5-year, 10-year, and 15-year periods ended March 31, 2020. The Board took into account that the Global Value Fund trailed the MSCI EAFE Index (Hedged to U.S. $) year-to-date through March 31, 2020 by 1.46% and outperformed the MSCI EAFE Index (in U.S.$) during the same period by the same margin. The Board also noted that the

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Global Value Fund had outperformed the MSCI EAFE Index (Hedged to U.S. $) in 16 out of the last 26 calendar years. The Board considered Tweedy, Browne’s analysis that, over the long-term, the Global Value Fund had enjoyed favorable performance when compared to other funds in its peer group. In addition, the Board noted that for the past 3-year, 5-year and 10-year periods, the Global Value Fund has been categorized as “low risk” by Morningstar’s Risk Ratings, which means it is in the top 10% of funds within its Foreign Large Value category with respect to lowest measured risk.

The Board also observed that the Global Value Fund currently has a five star rating by Morningstar, which remains consistent with the Fund’s rating for the previous year. The Board took into account the fact that the Global Value Fund closed to new investors in May 2005 and reopened in January 2008 when Tweedy, Browne believed that the economic landscape provided new investment opportunities and would offer attractive discounts from intrinsic value estimates. The Board noted that in 2012, the Global Value Fund won The Street’s “Best Funds 2012” award winner in the category of International Core Stock.

The Board reviewed the Value Fund’s performance, including the Fund’s relative and absolute performance since its inception through March 31, 2020. The Board noted that the Value Fund changed its mandate to hold more non-U.S. stock in December 2006 and eliminated the requirement to invest at least 50% of its assets in U.S. securities in 2013. The Board considered that as of March 31, 2020, the Value Fund outperformed both its primary benchmark, the MSCI World Index (Hedged to U.S. $) and a combined index of the S&P 500 Index and MSCI World Index (Hedged to U.S. $) (the “combined index”) for the 20-year period. The Board noted that the Value Fund had outperformed the MSCI World Index (Hedged to U.S. $) since its inception and underperformed the combined index during the same period. The Board observed that the Fund had underperformed the MSCI World Index (Hedged to U.S. $) for the 1-year, 3-year, 5-year, 10-year and 15-year periods ended March 31, 2020. The Board considered that the Fund trailed the MSCI World Index (Hedged to U.S. $) year-to-date through March 31, 2020 by 2.32%.

The Board took into consideration the Adviser’s analysis that the Value Fund has exhibited good performance over the long-term and has withstood periods of relative underperformance. The Board noted that the Value Fund was categorized as a World Stock Fund within the Morningstar universe, and it outperformed the Morningstar average of all World Stock Funds by 17.54% in calendar year 2008. The Board acknowledged that in 2009, the Value Fund returned 27.60%, while the World Stock Fund average category return was 35.27%, for a net outperformance of the Value Fund over the two-year period of 9.87%. The Board noted that from February 28, 2009 through December 31, 2019, the Fund returned 216% versus the 306% return of the MSCI World Index (Hedged to U.S. $).

The Board also noted that the Value Fund has been characterized as “low risk” for the last 3-year, 5-year and 10-year periods by Morningstar’s Risk Ratings, which means it is in the top 10% of funds within Morningstar’s World Large Stock category in terms of low risk. The Board observed that the Fund has received a three star rating from Morningstar, down from the four star rating during the previous year. The Board further noted that the Fund had closed to new investors in May 2005 and reopened to new investors in May 2007 following a change in the Fund’s investment strategy to permit holding more non-U.S. stocks, which afforded Tweedy, Browne greater flexibility in managing the Fund. Lastly, the Board noted that the Fund’s ability to hold up so well on a relative basis in 2008 qualified Tweedy, Browne for the “Manager of the Year” nomination by Morningstar.

The Board reviewed the performance of the High Dividend Yield Value Fund, taking into account that the Fund commenced operations on September 5, 2007. The Board observed that since the High Dividend Yield Value Fund’s inception date, on a cumulative basis, the Fund has gained 33.82% versus a gain of 54.21% for the Fund’s index, the MSCI World Index (in U.S. $). The Board noted that the High Dividend Yield Value Fund had modestly outperformed the MSCI World High Dividend Yield Index (in U.S. $) since the Fund’s inception. The Board observed that the Fund lagged each of the MSCI World Index (in U.S. $) and MSCI World High Dividend Yield Index (in U.S. $) by 3.68% and 2.91%, respectively, year-to-date in 2020 through March 31, 2020. The Board then considered the long-term performance history of Tweedy, Browne’s Global High Dividend Strategy, which has been implemented by Tweedy, Browne since 1979 and on which the High Dividend Yield Value Fund’s investment strategy is based. Since its inception in 1979 through March 31, 2020, the Global High Dividend Strategy has compounded at an annualized rate of return of 10.90% (net of actual and hypothetical fees), which has outpaced the combined S&P 500/MSCI World Index on an annualized basis by 0.36% over the period. The Board observed that Tweedy, Browne’s Global High Dividend Strategy has performed well in down market years, noting that the strategy had outperformed the S&P 500 in six out of seven down market years that have occurred since its inception. The Board noted that the Fund has a Morningstar risk score of “average” for the past 3-year period, and “below average” for the past 5- and 10-year periods, and acknowledged the Adviser’s analysis of the Fund’s defensive characteristics.

The Board examined the performance of the Global Value Fund II, noting that the Fund commenced operations on October 26, 2009. The Board considered that the Global Value Fund II has performed well over the long-term on both an absolute and relative basis since its inception through March 31, 2020, gaining cumulative returns of 34.19% compared to 32.63% for the MSCI EAFE Index (in U.S. $) for the period. The Board observed that the Fund’s annualized rate of return from inception through March 31, 2020 was

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2.86% as compared to 2.74% for the MSCI EAFE Index (in U.S. $). The Board then reviewed the Fund’s performance and compared it with the performance of the Global Value Fund, which follows the same principal investment strategy as the Global Value Fund II except that it does not seek to reduce its perceived currency risk through hedging. The Board acknowledged that Tweedy, Browne’s unhedged international separate accounts (the “Unhedged International Equity Composite”) provide substantive information about the ability and quality of Tweedy, Browne’s management team and justification for the management of another international fund without a currency hedge. The Board noted Tweedy, Browne’s analysis that while short-term performance of the Global Value Fund II may vary considerably from that of the Global Value Fund due to currency fluctuations, portfolio holdings and other factors, the long-term performance of the Funds is expected to be similar.

In addition, the Board noted that the long-term performance of the Global Value Fund II should correlate to the performance of the Unhedged International Equity Composite. The Board considered that the Unhedged International Equity Composite has exhibited both good absolute and relative performance since inception on June 30, 1995. Tweedy, Browne’s Unhedged International Equity Composite’s annualized rate of return of 7.1% (after assumed fees and expenses) through March 31, 2020 significantly exceeded relevant indices in U.S. dollars. In contrast, the MSCI EAFE Index (in U.S. $) had an annualized return of 4.0%. The Board noted that although the Unhedged International Equity Composite has historically participated strongly during positive market periods, the Unhedged International Equity Composite’s relative results are significantly better for the down markets that occurred in 2000, 2001, 2002, 2008, 2011 and 2018. The Board acknowledged that Tweedy, Browne’s Unhedged International Equity Composite underperformed during the down market years of 2014 and 2015. The Board also considered that while the Global Value Fund II underperformed during the down market year of 2015, it had outperformed during the down market years of 2011, 2014 and 2018. Additionally, the Board acknowledged that Morningstar has given the Fund a five star rating, up from a four star rating during the previous year.

D.	Advisory Fees and Total Expenses

The Board reviewed the advisory fees and total expenses of the Funds. In so doing, the Board reviewed several sets of information, including comparative fee and expense data for comparable funds and the fees associated with Tweedy, Browne’s management of non-fund accounts. The Board noted that the Adviser has approximately 330 separate client relationships, including partnerships and offshore funds. The Board considered that the Adviser generally charges (i) 1.50% on the first $25 million, 1.25% on the next $50 million, 1.0% on the next $25 million and 0.75% thereafter annually based on the market value of equity assets for domestic separate account portfolios; (ii) 1.50% on the first $100 million and

0.75% thereafter annually based on the market value of equity assets for international and global separate account portfolios; and (iii) 1.25% on the first $25 million and 0.75% thereafter annually based on the market value of equity assets for separate accounts in Tweedy, Browne’s Global High Dividend Strategy. The Board also considered that the Adviser generally gives a 10% discount for eleemosynary accounts invested in any strategy. The Board noted that there is no charge on cash reserves. The Board further noted that there is a standard fee rate of 1.25% for the Adviser’s offshore funds, including cash reserves, and noted the voluntary fee waiver arrangement in place with respect to the offshore funds. With respect to two notable account exceptions to the standard fee rates for which the Adviser charges a lower fee, the Board noted that the two accounts are distinguishable from the Funds by the difference in the level of services required to manage and administer the accounts, and that these efficiencies are not available in the management of the Funds. In addition to these efficiencies, the Board further noted that one of these two accounts employs an investment strategy that is distinguishable and significantly less demanding than that employed in the management of other separately managed accounts and the Funds.

The Board considered that Tweedy, Browne implemented a breakpoint into the fee schedule of the Global Value Fund effective October 2017, so that the Fund pays Tweedy, Browne a fee of 1.25% on the first $10.3 billion of the Fund’s daily net assets and 0.75% thereafter, in order to help make the Fund more competitive in today’s market environment and share savings resulting from economies of scale, if any, with Fund shareholders. The Board also considered that Tweedy, Browne had agreed, from May 22, 2020 through at least July 31, 2021, to voluntarily waive advisory fees such that the Global Value Fund would pay Tweedy, Browne a fee at the annual rate of 1.25% on the first $6 billion of the Fund’s average daily net assets; 0.80% on average daily net assets over $6 billion up to $7 billion; 0.70% on average daily net assets over $7 billion up to $8 billion; and 0.60% on average daily net assets over $8 billion. The Board noted that this fee waiver arrangement may not be terminated prior to the close of business on July 31, 2021 without the approval of the Board. The Board also considered that the Global Value Fund II, the Value Fund and the High Dividend Yield Value Fund each pay Tweedy, Browne a fee of 1.25% of the Fund’s average daily assets and that Tweedy, Browne implemented a voluntary fee waiver/expense reimbursement effective December 1, 2017, with respect to these Funds to the extent necessary to keep each Fund’s expense ratio in line with that of the Global Value Fund in order to make these Funds more competitive as they grow their assets. (Each Fund’s acquired fund fees and expenses, brokerage costs, interest, taxes and extraordinary expenses are disregarded for purposes of this calculation.) The Board noted that this voluntary fee waiver/expense reimbursement will remain in place until at least July 31, 2021, and may not be terminated earlier than July 31, 2021 without the approval of the Board.

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The Board noted Tweedy, Browne’s analysis that the 1.25% fee rate applicable to the Global Value Fund II, the Value Fund and the first $10.3 billion in assets of the Global Value Fund is 16.70% less than Tweedy, Browne’s standard beginning fee rate of 1.50% for most domestic, global and international separate account portfolios, and equal to Tweedy, Browne’s standard fee rate of 1.25% applicable to the international and global private funds and offshore funds. The Board also observed that Tweedy, Browne’s 1.25% fee rate applicable to the High Dividend Yield Value Fund is equal to the standard fee rate charged to global high dividend private and offshore funds as well as to the fee rate charged to the first $25 million of invested equity in global high dividend strategy managed accounts. The Board also noted that this rate was 10.60% higher than the weighted average fee on all of Tweedy, Browne’s global high dividend strategy separate accounts (other than eleemosynary accounts), assuming a 95% investment posture.

The Board noted the different services that Tweedy, Browne provides in exchange for fees from different kinds of clients. The Board observed that the Funds receive a variety of services from Tweedy, Browne that it generally does not provide, or provides to a more limited extent, to its separate account clients, such as providing personnel to act as officers or directors; providing support and preparing materials for periodic board meetings; providing shareholder support services; preparing public filings; monitoring daily cash flows, transactions and liquidity; managing dividends and distributions; overseeing third-party service providers and monitoring compliance with regulatory obligations under the Securities Act of 1933 and the Investment Company Act of 1940, as amended. In addition to the differences in services, the Board noted that serving as an investment adviser to the Funds carried with it a significantly higher liability profile than serving as an investment adviser to separate account clients in light of the regulatory framework for registered mutual funds. The Board considered that the difference in fees charged to the Funds and Tweedy, Browne’s other clients with similar investment mandates may be attributable in part to the kinds of services provided to the Funds.

The Board reviewed the narrative discussion provided by Tweedy, Browne that examined the Funds’ portfolio turnover rates and brokerage commission data. The Board considered that, as of February 28, 2020, the World Stock Fund Average1 had a 45.3% annual portfolio turnover rate and the Foreign Stock Fund Average2 had a 51.6% portfolio turnover rate. The Board noted that the Global Value Fund’s portfolio turnover rate was 9%, and the Value Fund’s portfolio turnover rate was 12% for the fiscal year ended March 31, 2020. The Board also noted that the High Dividend Yield Value Fund’s average annual portfolio turnover rate was 7%, and the Global Value Fund II’s average annual portfolio turnover rate was 11% for the fiscal year ended March 31, 2020.

Turning its attention to comparative fund fee information, the Board noted at the outset that although the Funds pay higher investment advisory fees than certain other peer funds, the Funds’ overall expense ratios were competitive with peer funds, especially in light of the Funds’ performance and investor services. The Board noted that the Global Value Fund’s total expense ratio of 1.36% as of March 31, 2020, was 27 basis points higher than the average net expense ratio of the Foreign Stock Fund Average and 7 basis points higher than the average net expense ratio of the Fund’s perceived competitors.

The Board considered the comparative fee data regarding the Global Value Fund II and noted that the Fund’s net expense ratio was 1.36% as of March 31, 2020, which is 27 basis points higher than the average net expense ratio of the Foreign Stock Fund Average and 7 basis points higher than the average net expense ratio of the Fund’s perceived competitors, based on data from Morningstar. The Board observed that the Fund’s net expense ratio was 1 basis point higher than the previous year.

The Board examined the comparative fee data regarding the Value Fund and noted that the Value Fund’s net expense ratio was 1.36% (after waivers) as of March 31, 2020, which is 23 basis points higher than the average expense ratio of the World Stock Fund Average and 16 basis points higher than the average net expense ratio for the Fund’s perceived competitors, based on data from Morningstar. The Board further noted that the total expense ratio for the Value Fund is now 22% lower than its inception expense ratio of 1.75%.

The Board considered comparative fee data regarding the High Dividend Yield Value Fund and noted that the net total expense ratio of the Fund as of March 31, 2020, was 1.36%, which was 23 basis points higher than the average expense

[1]

Effective April 2017, Morningstar split the World Stock Fund category into two categories: the World Large Stock and the World Small/Mid Stock categories. The World Stock Fund Average is calculated by Tweedy, Browne based on data provided by Morningstar and reflects average returns or portfolio turnover rates of all mutual funds in the Morningstar World Large Stock and World Small/Mid Stock categories. Funds in these categories typically invest in stocks throughout the world while maintaining a percentage of their assets (normally 20%—60%) invested in U.S. stocks. These funds may or may not be hedged to the U.S. dollar, which will affect reported returns. Further references to “World Stock Funds” are references to funds included in the World Stock Fund Average.

[2]

The Foreign Stock Fund Average is calculated by Tweedy, Browne based on data provided by Morningstar and reflects average returns or portfolio turnover rates of all mutual funds in the Morningstar Foreign Large-Value, Foreign Large-Blend, Foreign Large-Growth, Foreign Small/Mid-Value, Foreign Small/Mid-Blend, and Foreign Small/Mid-Growth categories. Funds in these categories typically invest in international stocks and have less than 20% of their assets invested in U.S. stocks. These funds may or may not be hedged to the U.S. dollar, which will affect reported returns. Throughout this discussion, references to “Foreign Stock Funds” are references to funds included in the Foreign Stock Fund Average.

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ratio of the World Stock Fund Average and 24 basis points higher than the average net expense ratio for the Fund’s perceived competitors, based on data from Morningstar.

The Board also engaged in a discussion with Tweedy, Browne regarding management’s overall pricing philosophy and business model as context for the Board’s consideration of the continuation of the Advisory Agreements.

E.	Adviser Costs, Level of Profits and Economies of Scale

The Board reviewed information regarding Tweedy, Browne’s costs of providing services to the Funds, as well as the resulting level of profits to Tweedy, Browne. In so doing, the Board reviewed materials relating to Tweedy, Browne’s financial condition and reviewed the wide variety of services and intensive research performed for the Funds. The Board further noted that most of the Adviser’s employees work on Fund-related issues or projects on a regular basis. Pursuant to a Service Agreement approved annually by the Board, the Funds reimburse the Adviser for certain compliance, shareholder servicing and fund accounting services performed by three of these employees who are not officers or directors of the Company. The Board noted that the amount to be reimbursed, approximately $475,000 in 2020, is approved annually by the Board.

The Board considered materials regarding the profitability of Tweedy, Browne’s relationship with the Funds as a whole, and with each of the Funds separately. The Board examined the net profitability of Tweedy, Browne and its profit margins for each Fund for the fiscal year ended March 31, 2020. The Board noted that as of March 31, 2020, the total assets under management of Tweedy, Browne has fallen substantially compared to the previous year to approximately $10.8 billion, more than $6.8 billion of which represented the assets of the Funds. The Board acknowledged that the decline in assets under management had resulted in decreased revenue and profit for Tweedy, Browne.

The Board took into account Tweedy, Browne’s research process and, in particular, Tweedy, Browne’s research with regard to non-U.S. securities. The Board considered Tweedy, Browne’s investment discipline for the Global Value Fund, Value Fund and Global Value Fund II with respect to smaller and medium market capitalization issues and noted that the cost of research per dollar of assets under management for those Funds is likely higher than it would be for an investment adviser that invests in concentrated positions and/or only in larger market capitalization companies.

The Board considered whether economies of scale exist that may be shared with the Funds’ investors, given the Funds’ asset levels and expense structures. The Board recognized that economies of scale may be shared with the Funds in a number of ways, including, for example, through lower initial advisory fees (i.e., pricing at scale since inception), the imposition of advisory fee breakpoints, fee reductions or waivers and the continued enhancement of advisory and administrative services of the investment adviser and specifically with respect to those services provided to the Funds in return for fees paid. The Board acknowledged that Tweedy, Browne implemented a contractual breakpoint in the advisory fee schedule of the Global Value Fund, a voluntary fee waiver agreement with respect to the Global Value Fund effective May 22, 2020 through at least July 31, 2021, and a voluntary fee waiver/expense reimbursement agreement with respect to the Global Value Fund II, the Value Fund and the High Dividend Yield Value Fund effective through at least July 31, 2021. The Directors noted that breakpoint schedules can reverse when assets decline, leading to higher fees for fund shareholders when markets decline or assets leave a fund complex. The Board observed that the Global Value Fund’s assets were below the first contractual breakpoint of $10.3 billion and could fluctuate above or below the breakpoint depending on asset flows and investment performance, but noted that the assets were above the first threshold for the voluntary waiver. Additionally, the Board recognized Tweedy, Browne’s view that its investment discipline and extensive research process for broadly diversified groups of companies in approximately 20 different countries is likely not as conducive to economies of scale that would be potentially realizable in the management of other large pools of capital invested exclusively in large market capitalization stocks. With respect to the High Dividend Yield Value Fund, which is generally expected to have a higher proportion of large market capitalization holdings in its portfolio (because smaller capitalization companies usually do not pay above average dividends), the Board noted that Tweedy, Browne must still perform extensive research regarding companies that pay above-average dividends and that satisfy a different level of undervaluation than Tweedy, Browne requires for the other Funds. The Board considered that such research would therefore not be less intensive or less expensive than the research performed for the other three Funds. The Board also noted the continued enhancements made at the Adviser, including the Adviser’s approach to reinvesting in the important areas of the business that support the Funds, and the continued enhancements specifically to the services provided to the Funds. While the Board recognized that no changes to advisory fees or additional breakpoints (other than the voluntary fee waiver agreement with respect to the Global Value Fund, as described above) were being proposed at this time, the Board noted that it would continue to evaluate whether the Funds’ asset levels (which fell materially over the last fiscal year) and expense structures appropriately reflected economies of scale that could be shared with Fund investors.

After discussion, the Independent Directors concluded that the amount of fees that Tweedy, Browne charges relative to its cost of providing services to the Funds are reasonable, fair and consistent with the anticipated results of an arm’s-length negotiation.

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F.	Ancillary Benefits

Finally, the Board considered a variety of other benefits received by Tweedy, Browne as a result of its relationship with the Funds, including any benefits derived by Tweedy, Browne from soft dollar arrangements with broker-dealers. In particular, the Board considered materials concerning Tweedy, Browne’s brokerage and best execution policies. The Board also reviewed Tweedy, Browne’s policies and procedures prohibiting the use of brokerage commissions to finance the distribution of Fund shares.

G.	Conclusion

After taking into consideration a number of matters relating to Tweedy, Browne’s relationship with the Funds, the Independent Directors concluded that Tweedy, Browne was providing essential services and high quality personnel to the Funds and that Tweedy, Browne likely will continue to be in a position to do so for the long-term; the nature, extent and quality of the services provided by Tweedy, Browne have benefited and likely will continue to benefit the Funds and their shareholders; they were satisfied with each Fund’s performance and Tweedy, Browne’s performance record in managing the Funds warranted the continuation of the Advisory Agreements; and the advisory fee for each Fund and Tweedy, Browne’s profitability from its relationship with each Fund is reasonable. The Independent Directors based their decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling. Accordingly, the Independent Directors unanimously recommended that the Board approve the continuation of the Advisory Agreements at the present contractual rates.

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Tweedy, Browne Fund INC.

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TB-SA-0920

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tweedy, Browne Fund Inc.

By (Signature and Title)*	/s/ Thomas H. Shrager
Thomas H. Shrager, President (principal executive officer)

Date	November 24, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Thomas H. Shrager
Thomas H. Shrager, President (principal executive officer)

Date	November 24, 2020

By (Signature and Title)*	/s/ Roger R. de Bree
Roger R. de Bree, Treasurer (principal financial officer)

Date	November 24, 2020

* Print the name and title of each signing officer under his or her signature.